UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6295
                                                     ---------------------

               Nuveen New York Select Quality Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                SEMIANNUAL REPORT March 31, 2006

                          Nuveen Investments
                          Municipal Exchange-Traded
                          Closed-End Funds

     NUVEEN NEW YORK
  INVESTMENT QUALITY
MUNICIPAL FUND, INC.
                 NQN

     NUVEEN NEW YORK
      SELECT QUALITY
MUNICIPAL FUND, INC.
                 NVN

     NUVEEN NEW YORK
      QUALITY INCOME
MUNICIPAL FUND, INC.
                 NUN

      NUVEEN INSURED
    NEW YORK PREMIUM
              INCOME
MUNICIPAL FUND, INC.
                 NNF

      NUVEEN INSURED
   NEW YORK DIVIDEND
           ADVANTAGE
      MUNICIPAL FUND
                 NKO

      NUVEEN INSURED
   NEW YORK TAX-FREE
           ADVANTAGE
      MUNICIPAL FUND
                 NRK

Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

                                                        Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS


Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

Municipal bonds can be an important building block in well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who can help explain this important investment strategy.


"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."


Nuveen Investments is pleased to offer you choices when it comes to receiving your fund reports. As an alternative to mailed print copies, you can also sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.


Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

May 3, 2006

Nuveen New York Municipal Exchange-Traded Closed-End Funds
NQN, NVN, NUN, NNF, NKO, NRK


Portfolio Manager's
        COMMENTS

Portfolio manager Paul Brennan reviews key investment strategies and the six-month performance of these six New York Funds. With 15 years of investment experience, including 9 years with Nuveen, Paul has managed NQN, NVN, NUN, and NNF since 1999 and NKO and NRK since their inceptions in 2002.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE NEW YORK FUNDS DURING THE SIX MONTHS ENDED MARCH 31, 2006?

During this reporting period, we saw an increase in interest rates across the yield curve, although short-term rates rose at a much faster pace than longer-term rates. For example, between October 1, 2005 and March 31, 2006 the Federal Reserve implemented four increases of 0.25% each in the fed funds rate, raising this short-term target from 3.75% to 4.75%. In contrast, the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, stood at 5.14% at the end of March 2006, an increase of just 10 basis points from the beginning of October 2005. As interest rates increased, bond valuations generally declined, and the yield curve flattened as short-term rates approached the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration1 management, part of which included efforts to more closely align the duration and yield curve positioning of these six Funds. During this period, our purchase activity focused mainly on attractively priced bonds maturing in 10 to 20 years. As the yield curve continued to flatten, we believed that bonds in this part of the curve generally offered better value and reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we were also selectively selling holdings with shorter durations (under 10 years), including bonds priced to short call dates, bonds that were currently callable, and short-dated pre-refunded bonds. Selling these shorter duration bonds and reinvesting further out in the 10- to 20-year part of the yield curve also helped to improve the Funds' overall call protection profile.



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

As yields rose during this period, we also found some opportunities to sell a few of our holdings that were purchased when yields were lower and replace them with similar, newer credits that yielded comparatively more. This process allowed us to maintain the Funds' current portfolio characteristics while strengthening their income streams. It also enabled us to realize some capital losses that can be used to offset any capital gains realized in 2006 or carried forward to offset future realized gains.

In looking for potential purchase candidates, we still kept an opportunistic eye toward all types of issuance that we believed could add value to the Funds' portfolios. Overall, portfolio activity was relatively light during this period, with turnover levels across the Funds falling into the 3% to 10% range. This was due in part to the 13% decline in New York municipal supply during this six-month period. The decrease in supply was even more evident during the first three months of 2006, when new issuance in the state dropped 38% from the levels of the first quarter of 2005. In general, much of the new supply was highly rated and/or insured, and we participated in some of the larger issues of the period, including the $950 million Long Island Power Authority (LIPA) offering in March 2006. We purchased a significant amount of these insured bonds for each of the Funds, both to replace the 1998 LIPA bonds that were advance refunded2 and to effectively add to our position in these credits.

In NKO and NRK, which can invest up to 20% of their assets in uninsured investment-grade quality securities, we also continued to emphasize maintaining an exposure to BBB rated credits. However, tighter supply and declining relative valuations meant fewer opportunities to find additional lower-rated issues that we believed represented value for shareholders or improved the structure of these two Funds.


2 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

HOW DID THE FUNDS PERFORM?

Individual results for these New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 3/31/06

                  6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NQN               -0.02%            3.74%            6.83%             6.54%
--------------------------------------------------------------------------------
NVN                0.06%            4.01%            6.99%             6.48%
--------------------------------------------------------------------------------
NUN                0.04%            3.86%            6.66%             6.46%
--------------------------------------------------------------------------------
NNF                0.00%            3.74%            6.40%             6.89%
--------------------------------------------------------------------------------
NKO                0.13%            4.46%            NA                NA
--------------------------------------------------------------------------------
NRK                0.25%            5.02%            NA                NA
--------------------------------------------------------------------------------

Lehman Brothers
NY Insured
Tax-Exempt
Bond Index3        1.16%            3.81%            5.44%             6.06%
--------------------------------------------------------------------------------

Lipper NY Insured
Municipal Debt
Funds Average4     0.85%            4.65%            5.90%             6.21%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended March 31, 2006, the cumulative returns on NAV for all of the New York Funds in this report underperformed their Lehman Brothers New York Insured municipal benchmark. Each of the Funds also trailed the average return for the Lipper New York Insured peer group.

One of the factors affecting the six-month performance of these Funds relative to that of the unleveraged Lehman Brothers New York Insured Tax-Exempt Bond Index was the Funds' use of financial leverage. Although leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or remain


3 The Lehman Brothers New York Insured Tax-Exempt Bond Index is an unleveraged, unmanaged index containing a broad range of insured New York municipal bonds. Results for the Lehman index do not reflect any expenses.

4 The Lipper New York Insured Municipal Debt Funds average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 12; 1 year, 12; 5 years, 7; and 10 years, 6. Fund and Lipper returns assume reinvestment of dividends.

consistently low (as they have over the past several years), this benefit is reduced when interest rates rise. With the increase in both short-term and long-term interest rates during this six-month period, the decline in value of the bonds in these Funds'portfolios was exacerbated by the effects of leveraging. In addition, the benefits of leveraging are tied in part to the short-term rates leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, these Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. Conversely, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds' income streams and total returns. However, we remain convinced that, over the long term, the use of financial leverage should work to the benefit of these Funds. This is demonstrated by the five-year and ten-year return performance--both absolute and relative--of the older Funds in this report.

During this reporting period, other factors having an impact on the Funds' returns included yield curve and duration positioning; allocations to lower-rated credits in NKO and NRK, which--as mentioned earlier--can invest up to 20% of their assets in uninsured investment-grade quality securities; and pre-refunded bonds.

As the yield curve continued to flatten over the course of this period, intermediate bonds were generally the most impacted by the changes in the curve. As a result, these bonds generally underperformed both very short bonds and longer bonds, with credits having the longest maturities (i.e., 25 years and longer) posting the best returns in the insured municipal market for this period. Over this period, all of these Funds were underexposed to bonds in the longest part of the curve, which hampered their performance, especially relative to the Lehman insured index, which is heavily weighted in the longest maturity bonds.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, NKO and NRK benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their relative value and kept credit spreads narrow. As of March 31, 2006, bonds rated BBB accounted for 5% and 4%, respectively, of the portfolios of NKO and NRK. The performance of NQN, NVN, NUN, and NNF were hurt by the fact that, as insured Funds, they could not hold any of the lower-rated credits that performed so well.

We also continued to see a number of advance refundings during this period, which benefited the Funds through price appreciation.

While advance refundings generally enhanced performance for this six-month period, the rising interest rate environment--especially at the short end of the yield curve--meant that many of the Funds' holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. In addition to the factors mentioned above, security-specific issues--including the timing and amount of advance refundings--also accounted for some of the performance differential among these Funds.


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF MARCH 31, 2006?

We continued to believe that maintaining strong credit quality was an important requirement. As of March 31, 2006, NQN, NVN, NUN, and NNF continued to be 100% invested in insured and/or U.S. guaranteed securities. NKO and NRK, which can invest up to 20% of their assets in uninsured investment-grade quality securities, had allocated 91% and 87% of their portfolios, respectively, to insured and/or U.S. guaranteed securities.

As of March 31, 2006, potential call exposure for the period April 2006 through the end of 2007 ranged from zero in NRK to 1% in NKO, 5% in NVN, 6% in NNF, 9% in NQN, and 10% in NUN. We continued to work to manage the call structure of all of these Funds. The number of actual bond calls will depend largely on future market interest rates and borrower-specific circumstances.

Dividend and Share Price
       INFORMATION


As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, the Funds' borrowing costs also rise, reducing the extent of the benefits of leveraging. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds generally offering lower yields. These factors resulted in one monthly dividend reduction in NUN and NKO and two reductions in NQN, NVN, and NNF over the six-month period ended March 31, 2006. The dividend of NRK remained stable throughout this reporting period.

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2005, as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NQN                          $0.5347                                 --
--------------------------------------------------------------------------------
NVN                          $0.2710                                 --
--------------------------------------------------------------------------------
NUN                          $0.2704                            $0.0011
--------------------------------------------------------------------------------
NNF                          $0.3294                                 --
--------------------------------------------------------------------------------
NKO                          $0.1858                            $0.0005
--------------------------------------------------------------------------------
NRK                          $0.0216                            $0.0038
--------------------------------------------------------------------------------

These distributions, which represented an important part of the total returns of these Funds for this period, were generated by bond calls and the sale of appreciated securities. This had a slight negative impact on the Funds' earning power per common share and was a factor in the common share dividend reductions noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2006, all of the Funds in this report except NRK had a positive UNII balance for financial statement purposes and a positive UNII balance, based upon our best estimate, for tax purposes. NRK had a positive UNII balance, based upon our best estimate, for tax purposes, and a negative UNII balance for financial statement purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             3/31/06                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NQN                           -4.15%                             -5.99%
--------------------------------------------------------------------------------
NVN                           -3.55%                             -6.49%
--------------------------------------------------------------------------------
NUN                           -2.67%                             -5.81%
--------------------------------------------------------------------------------
NNF                           -4.98%                             -6.56%
--------------------------------------------------------------------------------
NKO                           +0.46%                             -3.95%
--------------------------------------------------------------------------------
NRK                           -4.50%                             -8.60%
--------------------------------------------------------------------------------

Nuveen New York Investment Quality Municipal Fund, Inc.
NQN


Performance
     OVERVIEW As of March 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          90%
U.S. Guaranteed                  10%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0785
May                           0.0785
Jun                           0.0745
Jul                           0.0745
Aug                           0.0745
Sep                           0.0695
Oct                           0.0695
Nov                           0.0695
Dec                            0.065
Jan                            0.065
Feb                            0.065
Mar                           0.0615

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/05                       14.85
                              14.78
                              14.81
                              14.83
                              14.83
                              14.81
                              14.73
                              14.82
                              14.75
                              14.75
                              14.72
                              14.91
                              15.02
                              15.03
                              15.03
                              14.97
                              14.97
                              15.07
                              15.12
                              15.12
                              15.22
                              15.22
                              15.27
                              15.3
                              15.39
                              15.33
                              15.33
                              15.32
                              15.32
                              15.21
                              15.26
                              15.28
                              15.28
                              15.25
                              15.29
                              15.28
                              15.3
                              15.37
                              15.49
                              15.5
                              15.38
                              15.44
                              15.55
                              15.53
                              15.61
                              15.66
                              15.69
                              15.67
                              15.58
                              15.48
                              15.45
                              15.37
                              15.37
                              15.31
                              15.34
                              15.44
                              15.43
                              15.38
                              15.39
                              15.42
                              15.5
                              15.46
                              15.38
                              15.43
                              15.53
                              15.48
                              15.47
                              15.58
                              15.55
                              15.58
                              15.56
                              15.65
                              15.62
                              15.57
                              15.62
                              15.54
                              15.6
                              15.58
                              15.46
                              15.48
                              15.51
                              15.46
                              15.44
                              15.62
                              15.65
                              15.65
                              15.6
                              15.57
                              15.55
                              15.51
                              15.45
                              15.64
                              15.51
                              15.61
                              15.55
                              15.51
                              15.56
                              15.64
                              15.6
                              15.67
                              15.63
                              15.57
                              15.59
                              15.58
                              15.6
                              15.68
                              15.7
                              15.7
                              15.66
                              15.7
                              15.77
                              15.69
                              15.7
                              15.7
                              15.56
                              15.61
                              15.57
                              15.54
                              15.43
                              15.29
                              15.24
                              15.2
                              15.21
                              15.14
                              14.94
                              14.95
                              14.92
                              14.92
                              14.93
                              14.94
                              14.9
                              14.93
                              14.95
                              14.78
                              14.8
                              14.78
                              14.76
                              14.63
                              14.44
                              14.44
                              14.2
                              14.2
                              14.19
                              14.22
                              14.4
                              14.4
                              14.4
                              14.22
                              14.3
                              14.33
                              14.3
                              14.38
                              14.38
                              14.37
                              14.35
                              14.38
                              14.48
                              14.42
                              14.2
                              14.35
                              14.15
                              14.33
                              14.27
                              14.23
                              14.17
                              14.23
                              14.15
                              14.2
                              14.25
                              14.31
                              14.37
                              14.33
                              14.3
                              14.37
                              14.38
                              14.41
                              14.33
                              14.38
                              14.34
                              14.3
                              13.75
                              13.85
                              13.87
                              13.93
                              13.9
                              13.78
                              13.76
                              13.72
                              13.81
                              13.91
                              14.04
                              14.07
                              14.17
                              14.17
                              14.24
                              14.3
                              14.22
                              14.26
                              14.27
                              14.32
                              14.32
                              14.39
                              14.3
                              14.31
                              14.26
                              14.27
                              14.3
                              14.4
                              14.41
                              14.37
                              14.34
                              14.48
                              14.43
                              14.43
                              14.46
                              14.42
                              14.37
                              14.41
                              14.63
                              14.67
                              14.62
                              14.64
                              14.64
                              14.73
                              14.77
                              14.8
                              14.9
                              14.89
                              15
                              14.95
                              15
                              15.1
                              15.17
                              15.16
                              15.1
                              14.96
                              14.74
                              14.65
                              14.64
                              14.56
                              14.54
                              14.4
                              14.49
                              14.3
                              14.5
                              14.49
                              14.5
                              14.6
                              14.6
                              14.6
                              14.49
                              14.53
                              14.44
                              14.43
                              14.2
3/31/06                       14.32


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.32
------------------------------------
Common Share
Net Asset Value               $14.94
------------------------------------
Premium/(Discount) to NAV     -4.15%
------------------------------------
Market Yield                   5.15%
------------------------------------
Taxable-Equivalent Yield1      7.69%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $264,784
------------------------------------
Average Effective
Maturity on Securities (Years) 16.23
------------------------------------
Leverage-Adjusted Duration      8.35
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.20%        -0.02%
------------------------------------
1-Year          6.41%         3.74%
------------------------------------
5-Year          7.24%         6.83%
------------------------------------
10-Year         5.46%         6.54%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         31.8%
------------------------------------
Health Care                    16.3%
------------------------------------
Transportation                 11.6%
------------------------------------
Tax Obligation/General         10.3%
------------------------------------
U.S. Guaranteed                 9.6%
------------------------------------
Education and Civic
  Organizations                 6.5%
------------------------------------
Utilities                       6.4%
------------------------------------
Other                           7.5%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.5347 per share.

Nuveen New York Select Quality Municipal Fund, Inc.
NVN

Performance
     OVERVIEW As of March 31, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          85%
U.S. Guaranteed                  15%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0765
May                           0.0765
Jun                           0.0725
Jul                           0.0725
Aug                           0.0725
Sep                           0.0695
Oct                           0.0695
Nov                           0.0695
Dec                            0.066
Jan                            0.066
Feb                            0.066
Mar                           0.0625

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/05                       14.52
                              14.46
                              14.54
                              14.54
                              14.51
                              14.51
                              14.54
                              14.59
                              14.47
                              14.47
                              14.48
                              14.53
                              14.58
                              14.59
                              14.53
                              14.56
                              14.51
                              14.64
                              14.7
                              14.7
                              14.8
                              14.8
                              14.87
                              14.99
                              15.1
                              15.15
                              14.99
                              15.05
                              15.13
                              15.11
                              15.1
                              15.08
                              15.11
                              15.11
                              15.15
                              15.16
                              15.15
                              15.18
                              15.32
                              15.31
                              15.35
                              15.27
                              15.32
                              15.44
                              15.41
                              15.45
                              15.39
                              15.42
                              15.39
                              15.35
                              15.28
                              15.16
                              15.2
                              15.23
                              15.24
                              15.15
                              15.2
                              15.18
                              15.45
                              15.49
                              15.48
                              15.5
                              15.5
                              15.5
                              15.47
                              15.48
                              15.53
                              15.55
                              15.55
                              15.57
                              15.55
                              15.69
                              15.59
                              15.57
                              15.34
                              15.32
                              15.3
                              15.18
                              15.19
                              15.3
                              15.19
                              15.32
                              15.39
                              15.5
                              15.55
                              15.55
                              15.49
                              15.5
                              15.55
                              15.42
                              15.4
                              15.39
                              15.34
                              15.42
                              15.45
                              15.38
                              15.43
                              15.56
                              15.55
                              15.62
                              15.54
                              15.46
                              15.6
                              15.56
                              15.52
                              15.65
                              15.73
                              15.58
                              15.6
                              15.6
                              15.76
                              15.6
                              15.5
                              15.43
                              15.44
                              15.42
                              15.27
                              15.22
                              15.15
                              15.08
                              15.02
                              15.07
                              15.05
                              15.03
                              14.84
                              14.89
                              14.6
                              14.71
                              14.71
                              14.74
                              14.71
                              14.78
                              14.83
                              14.77
                              14.65
                              14.73
                              14.7
                              14.57
                              14.33
                              14.22
                              14.13
                              14.14
                              14.18
                              14.3
                              14.49
                              14.6
                              14.55
                              14.46
                              14.49
                              14.44
                              14.47
                              14.55
                              14.48
                              14.46
                              14.29
                              14.39
                              14.29
                              14.3
                              14.14
                              14.33
                              14.04
                              14.04
                              14.01
                              14.11
                              14.14
                              14.23
                              14.21
                              14.2
                              14.21
                              14.26
                              14.4
                              14.35
                              14.32
                              14.39
                              14.29
                              14.25
                              14.2
                              14.27
                              14.25
                              14.34
                              13.9
                              13.97
                              13.9
                              13.96
                              13.91
                              13.92
                              13.92
                              13.89
                              14.04
                              14.11
                              14.08
                              14.21
                              14.17
                              14.17
                              14.28
                              14.3
                              14.29
                              14.32
                              14.46
                              14.47
                              14.46
                              14.44
                              14.49
                              14.5
                              14.5
                              14.5
                              14.59
                              14.6
                              14.53
                              14.52
                              14.38
                              14.4
                              14.28
                              14.4
                              14.43
                              14.46
                              14.52
                              14.45
                              14.59
                              14.74
                              14.76
                              14.88
                              14.88
                              15
                              15.11
                              15.1
                              15.2
                              15.22
                              15.23
                              15.12
                              15.14
                              15.2
                              15.3
                              15.28
                              15.1
                              14.94
                              14.77
                              14.74
                              14.94
                              14.84
                              14.75
                              14.77
                              14.7
                              14.59
                              14.68
                              14.71
                              14.68
                              14.76
                              14.66
                              14.67
                              14.85
                              14.77
                              14.6
                              14.69
                              14.62
3/31/06                       14.67


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.67
------------------------------------
Common Share
Net Asset Value               $15.21
------------------------------------
Premium/(Discount) to NAV     -3.55%
------------------------------------
Market Yield                   5.11%
------------------------------------
Taxable-Equivalent Yield1      7.63%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $356,375
------------------------------------
Average Effective
Maturity on Securities (Years) 16.33
------------------------------------
Leverage-Adjusted Duration      8.69
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/22/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.23%         0.06%
------------------------------------
1-Year          9.12%         4.01%
------------------------------------
5-Year          7.16%         6.99%
------------------------------------
10-Year         5.74%         6.48%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         30.1%
------------------------------------
U.S. Guaranteed                14.5%
------------------------------------
Tax Obligation/General         11.9%
------------------------------------
Health Care                    11.8%
------------------------------------
Utilities                       8.8%
------------------------------------
Transportation                  7.9%
------------------------------------
Education and Civic
  Organizations                 6.7%
------------------------------------
Other                           8.3%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.2710 per share.

Nuveen New York Quality Income Municipal Fund, Inc.
NUN

Performance
     OVERVIEW As of March 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          84%
U.S. Guaranteed                  16%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0735
May                           0.0735
Jun                           0.0695
Jul                           0.0695
Aug                           0.0695
Sep                           0.0665
Oct                           0.0665
Nov                           0.0665
Dec                           0.0665
Jan                           0.0665
Feb                           0.0665
Mar                            0.063

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/05                       14.3
                              14.29
                              14.28
                              14.32
                              14.32
                              14.29
                              14.35
                              14.37
                              14.31
                              14.3
                              14.24
                              14.38
                              14.67
                              14.56
                              14.45
                              14.47
                              14.43
                              14.6
                              14.69
                              14.69
                              14.77
                              14.77
                              14.85
                              14.85
                              14.95
                              14.89
                              14.75
                              14.7
                              14.89
                              14.68
                              14.89
                              14.87
                              14.84
                              14.82
                              14.83
                              14.91
                              14.8
                              14.86
                              14.87
                              14.91
                              14.86
                              14.83
                              14.94
                              14.98
                              14.95
                              15.03
                              15.05
                              15.09
                              14.99
                              15.02
                              14.81
                              14.69
                              14.7
                              14.68
                              14.72
                              14.77
                              14.8
                              14.84
                              14.92
                              14.98
                              15
                              14.99
                              14.96
                              14.94
                              14.92
                              15.01
                              15.08
                              15.12
                              15.13
                              15.13
                              15.18
                              15.17
                              15.13
                              15.09
                              15.08
                              15.06
                              15.01
                              14.96
                              14.84
                              14.94
                              14.78
                              14.8
                              14.8
                              15
                              14.98
                              14.98
                              14.9
                              15
                              14.9
                              14.86
                              14.74
                              14.71
                              14.61
                              14.71
                              14.62
                              14.66
                              14.66
                              14.72
                              14.71
                              14.67
                              14.65
                              14.68
                              14.71
                              14.7
                              14.71
                              14.78
                              14.8
                              14.83
                              14.84
                              14.83
                              14.92
                              14.93
                              14.85
                              14.87
                              14.85
                              14.87
                              14.8
                              14.72
                              14.65
                              14.59
                              14.59
                              14.58
                              14.56
                              14.48
                              14.5
                              14.54
                              14.42
                              14.51
                              14.53
                              14.53
                              14.51
                              14.6
                              14.63
                              14.53
                              14.55
                              14.48
                              14.46
                              14.25
                              14.05
                              13.97
                              13.75
                              13.75
                              13.78
                              13.8
                              14.14
                              14.2
                              14.15
                              14.04
                              14.09
                              14.11
                              14.15
                              14.18
                              14.01
                              13.98
                              13.88
                              13.88
                              13.99
                              13.95
                              13.91
                              13.89
                              13.85
                              13.82
                              13.83
                              13.75
                              13.74
                              13.83
                              13.84
                              13.82
                              13.88
                              13.87
                              14
                              14.01
                              13.95
                              13.98
                              13.95
                              13.92
                              13.86
                              14
                              13.96
                              13.98
                              13.71
                              13.7
                              13.69
                              13.72
                              13.75
                              13.75
                              13.65
                              13.7
                              13.73
                              13.87
                              13.98
                              13.95
                              14.16
                              14.16
                              14.26
                              14.32
                              14.43
                              14.54
                              14.61
                              14.64
                              14.53
                              14.58
                              14.6
                              14.68
                              14.62
                              14.71
                              14.71
                              14.87
                              14.86
                              14.92
                              14.69
                              14.8
                              14.65
                              14.69
                              14.7
                              14.77
                              14.7
                              14.65
                              14.85
                              14.82
                              14.92
                              15.04
                              15
                              15.1
                              15.11
                              15.08
                              15.2
                              15.24
                              15.22
                              15.16
                              15.16
                              15.2
                              15.2
                              15.17
                              15.08
                              15.02
                              14.81
                              14.89
                              14.91
                              14.86
                              14.92
                              14.73
                              14.73
                              14.6
                              14.6
                              14.75
                              14.75
                              14.68
                              14.67
                              14.63
                              14.7
                              14.63
                              14.63
                              14.65
                              14.59
3/31/06                       14.58

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.58
------------------------------------
Common Share
Net Asset Value               $14.98
------------------------------------
Premium/(Discount) to NAV     -2.67%
------------------------------------
Market Yield                   5.19%
------------------------------------
Taxable-Equivalent Yield1      7.75%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $360,766
------------------------------------
Average Effective
Maturity on Securities (Years) 15.64
------------------------------------
Leverage-Adjusted Duration      8.75
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.04%         0.04%
------------------------------------
1-Year         10.25%         3.86%
------------------------------------
5-Year          6.78%         6.66%
------------------------------------
10-Year         6.35%         6.46%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         29.8%
------------------------------------
U.S. Guaranteed                15.6%
------------------------------------
Education and Civic
  Organizations                12.0%
------------------------------------
Health Care                     9.8%
------------------------------------
Tax Obligation/General          9.6%
------------------------------------
Transportation                  8.4%
------------------------------------
Utilities                       7.8%
------------------------------------
Other                           7.0%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.2715 per share.

Nuveen Insured New York Premium Income Municipal Fund, Inc.
NNF

Performance
     OVERVIEW As of March 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          89%
U.S. Guaranteed                  11%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                            0.074
May                            0.074
Jun                             0.07
Jul                             0.07
Aug                             0.07
Sep                           0.0665
Oct                           0.0665
Nov                           0.0665
Dec                            0.063
Jan                            0.063
Feb                            0.063
Mar                           0.0595

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/05                       14.29
                              14.35
                              14.48
                              14.49
                              14.56
                              14.5
                              14.55
                              14.6
                              14.77
                              14.67
                              14.71
                              14.8
                              14.95
                              14.97
                              14.88
                              14.82
                              14.86
                              14.95
                              14.91
                              14.86
                              14.8
                              14.8
                              14.92
                              14.95
                              14.96
                              14.91
                              14.96
                              14.95
                              14.98
                              14.84
                              14.78
                              14.8
                              14.87
                              14.88
                              15
                              15.01
                              14.99
                              15.11
                              15.05
                              15.14
                              15.09
                              15.18
                              15.23
                              15.24
                              15.35
                              15.32
                              15.4
                              15.58
                              15.5
                              15.39
                              15.44
                              15.51
                              15.5
                              15.52
                              15.62
                              15.63
                              15.6
                              15.71
                              15.68
                              15.75
                              15.8
                              15.78
                              15.58
                              15.58
                              15.6
                              15.55
                              15.57
                              15.45
                              15.4
                              15.38
                              15.32
                              15.45
                              15.44
                              15.33
                              15.44
                              15.29
                              15.25
                              15.55
                              15.52
                              15.43
                              15.46
                              15.46
                              15.37
                              15.36
                              15.41
                              15.41
                              15.47
                              15.4
                              15.53
                              15.45
                              15.45
                              15.35
                              15.43
                              15.59
                              15.54
                              15.66
                              15.49
                              15.54
                              15.49
                              15.51
                              15.48
                              15.49
                              15.6
                              15.54
                              15.55
                              15.6
                              15.56
                              15.7
                              15.6
                              15.74
                              15.72
                              15.72
                              15.68
                              15.73
                              15.65
                              15.74
                              15.73
                              15.52
                              15.45
                              15.28
                              15.24
                              15.21
                              15.2
                              15.06
                              14.99
                              14.92
                              14.92
                              14.9
                              14.86
                              14.86
                              14.89
                              14.84
                              14.83
                              14.75
                              14.67
                              14.66
                              14.64
                              14.51
                              14.4
                              14.38
                              14.26
                              14.1
                              14.07
                              14.16
                              14.2
                              14.24
                              14.24
                              14
                              14.07
                              14.13
                              14.2
                              14.22
                              14.12
                              14.22
                              14.18
                              14.27
                              14.31
                              14.27
                              14.02
                              14.05
                              13.99
                              14.05
                              13.97
                              14.04
                              14.02
                              14.07
                              14.1
                              14.16
                              14.25
                              14.23
                              14.45
                              14.38
                              14.42
                              14.57
                              14.42
                              14.4
                              14.6
                              14.49
                              14.29
                              14.22
                              13.8
                              13.8
                              13.8
                              13.81
                              13.8
                              13.82
                              13.81
                              13.68
                              13.8
                              13.89
                              13.93
                              14.05
                              14.08
                              14.08
                              14.18
                              14.2
                              14.26
                              14.28
                              14.37
                              14.44
                              14.33
                              14.45
                              14.42
                              14.46
                              14.42
                              14.45
                              14.39
                              14.45
                              14.44
                              14.5
                              14.45
                              14.43
                              14.4
                              14.43
                              14.44
                              14.42
                              14.39
                              14.36
                              14.37
                              14.3
                              14.36
                              14.38
                              14.3
                              14.34
                              14.45
                              14.31
                              14.38
                              14.42
                              14.45
                              14.5
                              14.65
                              14.89
                              15.05
                              15.08
                              14.99
                              14.88
                              14.85
                              14.87
                              14.8
                              14.83
                              14.81
                              14.82
                              14.85
                              14.76
                              14.9
                              14.8
                              14.79
                              14.79
                              14.52
                              14.7
                              14.52
                              14.53
                              14.48
                              14.45
                              14.25
3/31/06                       14.32


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.32
------------------------------------
Common Share
Net Asset Value               $15.07
------------------------------------
Premium/(Discount) to NAV     -4.98%
------------------------------------
Market Yield                   4.99%
------------------------------------
Taxable-Equivalent Yield1      7.45%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $125,511
------------------------------------
Average Effective
Maturity on Securities (Years) 15.94
------------------------------------
Leverage-Adjusted Duration      8.47
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.25%         0.00%
------------------------------------
1-Year          8.25%         3.74%
------------------------------------
5-Year          6.57%         6.40%
------------------------------------
10-Year         7.02%         6.89%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         31.3%
------------------------------------
Health Care                    14.1%
------------------------------------
Education and Civic
  Organizations                12.2%
------------------------------------
U.S. Guaranteed                10.5%
------------------------------------
Tax Obligation/General          8.3%
------------------------------------
Transportation                  7.6%
------------------------------------
Water and Sewer                 6.6%
------------------------------------
Utilities                       6.0%
------------------------------------
Other                           3.4%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.3294 per share.

Nuveen Insured New York Dividend Advantage Municipal Fund
NKO

Performance
     OVERVIEW As of March 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          81%
U.S. Guaranteed                  10%
AAA (Uninsured)                   1%
AA (Uninsured)                    3%
BBB (Uninsured)                   5%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0715
May                           0.0715
Jun                            0.068
Jul                            0.068
Aug                            0.068
Sep                            0.068
Oct                            0.068
Nov                            0.068
Dec                            0.068
Jan                            0.068
Feb                            0.068
Mar                           0.0645

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/05                       14.24
                              14.29
                              14.29
                              14.21
                              14.25
                              14.2
                              14.1
                              14.17
                              14.09
                              14.17
                              14.12
                              14.33
                              14.22
                              14.6
                              14.45
                              14.56
                              14.59
                              14.55
                              14.7
                              14.7
                              14.7
                              14.7
                              14.7
                              14.67
                              14.67
                              14.75
                              14.66
                              14.67
                              14.75
                              14.69
                              14.72
                              14.76
                              14.82
                              15.07
                              14.84
                              14.9
                              14.8
                              14.84
                              14.84
                              14.72
                              14.85
                              14.83
                              14.84
                              14.97
                              15
                              15.04
                              14.98
                              14.97
                              14.97
                              14.84
                              14.74
                              14.72
                              14.67
                              14.77
                              14.78
                              14.91
                              15.06
                              15.01
                              15.1
                              15.04
                              15.14
                              14.96
                              14.89
                              15.02
                              14.97
                              14.93
                              14.96
                              14.85
                              14.93
                              14.86
                              14.85
                              15.2
                              15.27
                              15.21
                              15.2
                              15.02
                              14.97
                              15.12
                              15.04
                              15.15
                              15.18
                              15.14
                              15.15
                              15.46
                              15.42
                              15.42
                              15.5
                              15.49
                              15.48
                              15.42
                              15.45
                              15.3
                              15.09
                              15.11
                              14.93
                              14.98
                              15.41
                              15.45
                              15.31
                              15.3
                              15.3
                              15.22
                              15.25
                              15.29
                              15.22
                              15.17
                              15.3
                              15.4
                              15.35
                              15.38
                              15.47
                              15.43
                              15.49
                              15.46
                              15.37
                              15.35
                              15.32
                              15.46
                              15.32
                              15.3
                              15.14
                              15.21
                              15.12
                              15.01
                              14.94
                              14.93
                              14.72
                              14.6
                              14.62
                              14.68
                              14.57
                              14.51
                              14.49
                              14.49
                              14.43
                              14.41
                              14.44
                              14.35
                              14.23
                              14.26
                              14.12
                              14
                              14.08
                              14.04
                              14.1
                              14.13
                              14.2
                              14.19
                              14.15
                              14.2
                              14.3
                              14.28
                              14.12
                              14.3
                              14.28
                              14.29
                              14.36
                              14.4
                              14.38
                              14.62
                              14.2
                              14.07
                              14.07
                              14
                              14.06
                              14.05
                              14.04
                              14.09
                              14.11
                              14.1
                              14.36
                              14.34
                              14.21
                              14.38
                              14.36
                              14.23
                              14.15
                              14.21
                              14.27
                              14.3
                              14.17
                              14.52
                              14.45
                              14.72
                              14.82
                              14.78
                              14.85
                              14.86
                              15.19
                              14.9
                              15.19
                              15.25
                              15.32
                              15.32
                              15.3
                              15.49
                              15.5
                              15.47
                              15.37
                              15.22
                              14.94
                              14.95
                              14.95
                              15.08
                              14.92
                              15.15
                              14.97
                              15.3
                              15.03
                              15.12
                              15.02
                              15.2
                              15.05
                              14.83
                              14.84
                              14.83
                              15.1
                              15.05
                              15.25
                              15.15
                              15.18
                              15.17
                              15.25
                              15.28
                              15.29
                              15.27
                              15.29
                              15.19
                              15.3
                              15.11
                              15.21
                              15.03
                              15.05
                              15.26
                              15.22
                              14.93
                              15.05
                              15
                              15
                              14.88
                              15.03
                              15
                              15
                              14.88
                              15.05
                              14.9
                              15.15
                              15.15
                              14.98
                              15.07
                              15.17
                              15.02
                              15
                              15.03
                              14.9
3/31/06                       15.17


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.17
------------------------------------
Common Share
Net Asset Value               $15.10
------------------------------------
Premium/(Discount) to NAV      0.46%
------------------------------------
Market Yield                   5.10%
------------------------------------
Taxable-Equivalent Yield1      7.61%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $120,176
------------------------------------
Average Effective
Maturity on Securities (Years) 17.29
------------------------------------
Leverage-Adjusted Duration      8.17
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.45%         0.13%
------------------------------------
1-Year         14.98%         4.46%
------------------------------------
Since
Inception       7.11%         7.92%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         23.2%
------------------------------------
Health Care                    16.4%
------------------------------------
Utilities                      13.3%
------------------------------------
U.S. Guaranteed                 9.9%
------------------------------------
Tax Obligation/General          9.9%
------------------------------------
Education and Civic
  Organizations                 8.6%
------------------------------------
Transportation                  8.3%
------------------------------------
Other                          10.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.1863 per share.

Nuveen Insured New York Tax-Free Advantage Municipal Fund
NRK

Performance
     OVERVIEW As of March 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          72%
U.S. Guaranteed                  15%
AAA (Uninsured)                   2%
AA (Uninsured)                    6%
A (Uninsured)                     1%
BBB (Uninsured)                   4%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0635
May                           0.0635
Jun                           0.0605
Jul                           0.0605
Aug                           0.0605
Sep                           0.0585
Oct                           0.0585
Nov                           0.0585
Dec                           0.0585
Jan                           0.0585
Feb                           0.0585
Mar                           0.0585

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/05                       13.4
                              13.4
                              13.31
                              13.3
                              13.27
                              13.16
                              13
                              13.12
                              13.16
                              13.1
                              13.25
                              13.26
                              13.33
                              13.34
                              13.18
                              13.27
                              13.23
                              13.19
                              13.21
                              13.24
                              13.37
                              13.37
                              13.41
                              13.48
                              13.36
                              13.42
                              13.42
                              13.36
                              13.39
                              13.38
                              13.4
                              13.44
                              13.51
                              13.77
                              13.72
                              13.72
                              13.77
                              13.82
                              13.78
                              13.66
                              13.78
                              13.61
                              13.8
                              13.85
                              13.98
                              14.05
                              14.12
                              14.17
                              13.97
                              13.88
                              13.87
                              13.95
                              13.83
                              13.72
                              13.85
                              13.86
                              13.9
                              13.98
                              13.97
                              13.98
                              13.97
                              13.94
                              13.95
                              13.95
                              13.98
                              14.08
                              14.08
                              13.97
                              13.97
                              13.97
                              14.01
                              14.15
                              14.15
                              14.2
                              14.15
                              14.39
                              14.15
                              14.33
                              14.61
                              14.7
                              14.9
                              14.8
                              14.55
                              14.5
                              14.4
                              14.4
                              14.17
                              14.17
                              14.15
                              14.02
                              13.96
                              13.65
                              13.53
                              13.72
                              13.64
                              13.81
                              13.81
                              13.84
                              13.89
                              13.93
                              13.9
                              13.89
                              13.88
                              13.98
                              14
                              14
                              14
                              14.06
                              14.03
                              14.13
                              14.16
                              14.11
                              14.12
                              14.19
                              14.14
                              14.13
                              14.09
                              14.13
                              14.13
                              14
                              13.82
                              13.8
                              13.69
                              13.73
                              13.77
                              14.15
                              14.07
                              13.99
                              13.99
                              14.02
                              13.99
                              13.94
                              14.04
                              14.04
                              13.96
                              13.91
                              13.95
                              13.85
                              13.61
                              13.61
                              13.45
                              13.3
                              13.28
                              13.35
                              13.37
                              13.4
                              13.4
                              13.36
                              13.5
                              13.3
                              13.3
                              13.29
                              13.38
                              13.5
                              13.33
                              13.22
                              13.41
                              13.4
                              13.35
                              13.35
                              13.13
                              13.05
                              12.93
                              12.92
                              12.98
                              13
                              12.97
                              13.01
                              12.99
                              12.97
                              13.18
                              13.19
                              13.2
                              13.07
                              13
                              13.03
                              13.04
                              13.03
                              13.09
                              13.05
                              12.95
                              12.88
                              12.9
                              13.03
                              12.97
                              13.06
                              12.99
                              13.02
                              13.14
                              13.09
                              13.27
                              13.35
                              13.35
                              13.35
                              13.47
                              13.52
                              13.72
                              13.71
                              13.72
                              13.84
                              13.78
                              13.85
                              13.82
                              13.82
                              13.8
                              13.67
                              13.5
                              13.65
                              13.9
                              13.89
                              13.81
                              13.7
                              13.7
                              13.75
                              13.82
                              13.75
                              13.6
                              13.45
                              13.45
                              13.51
                              13.61
                              13.74
                              13.74
                              13.65
                              13.82
                              13.74
                              13.79
                              13.82
                              13.97
                              14.05
                              14.03
                              14
                              14.16
                              14.1
                              14.08
                              13.82
                              13.67
                              13.51
                              13.8
                              13.9
                              13.9
                              13.75
                              13.91
                              13.91
                              13.98
                              13.95
                              13.9
                              13.9
                              13.9
                              13.9
                              14.13
                              13.94
                              13.88
                              13.9
                              13.91
3/31/06                       14


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.00
------------------------------------
Common Share
Net Asset Value               $14.66
------------------------------------
Premium/(Discount) to NAV     -4.50%
------------------------------------
Market Yield                   5.01%
------------------------------------
Taxable-Equivalent Yield1      7.48%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $51,509
------------------------------------
Average Effective
Maturity on Securities (Years) 15.47
------------------------------------
Leverage-Adjusted Duration      8.40
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.65%         0.25%
------------------------------------
1-Year         10.16%         5.02%
------------------------------------
Since
Inception       3.66%         6.28%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.3%
------------------------------------
U.S. Guaranteed                15.2%
------------------------------------
Health Care                    14.5%
------------------------------------
Utilities                      13.8%
------------------------------------
Education and Civic
  Organizations                13.0%
------------------------------------
Tax Obligation/General          5.8%
------------------------------------
Transportation                  5.4%
------------------------------------
Other                           5.0%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0254 per share.

Shareholder
       MEETING REPORT

The shareholder meeting was held in at the offices of Nuveen Investments on March 29, 2006.

                                                   NQN                                NVN                           NUN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                         Common and                        Common and                      Common and
                                      MuniPreferred     MuniPreferred   MuniPreferred    MuniPreferred  MuniPreferred  MuniPreferred
                                      shares voting     shares voting   shares voting    shares voting  shares voting  shares voting
                                           together          together        together         together       together       together
                                         as a class        as a class      as a class       as a class     as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                   14,803,857                --      19,531,687               --    19,620,981              --
   Withhold                                 145,389                --         207,874               --       214,748              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 14,949,246                --      19,739,561               --    19,835,729              --
====================================================================================================================================
Lawrence H. Brown
   For                                   14,804,424                --      19,527,617               --    19,623,327              --
   Withhold                                 144,822                --         211,944               --       212,402              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 14,949,246                --      19,739,561               --    19,835,729              --
====================================================================================================================================
Jack B. Evans
   For                                   14,817,227                --      19,539,723               --    19,630,584              --
   Withhold                                 132,019                --         199,838               --       205,145              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 14,949,246                --      19,739,561               --    19,835,729              --
====================================================================================================================================
William C. Hunter
   For                                   14,816,571                --      19,541,293               --    19,632,973              --
   Withhold                                 132,675                --         198,268               --       202,756              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 14,949,246                --      19,739,561               --    19,835,729              --
====================================================================================================================================
David J. Kundert
   For                                   14,819,757                --      19,542,674               --    19,631,579              --
   Withhold                                 129,489                --         196,887               --       204,150              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 14,949,246                --      19,739,561               --    19,835,729              --
====================================================================================================================================
William J. Schneider
   For                                           --             4,564              --            6,521            --           7,072
   Withhold                                      --                20              --               18            --              46
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         --             4,584              --            6,539            --           7,118
====================================================================================================================================
Timothy R. Schwertfeger
   For                                           --             4,564              --            6,521            --           7,072
   Withhold                                      --                20              --               18            --              46
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         --             4,584              --            6,539            --           7,118
====================================================================================================================================
Judith M. Stockdale
   For                                   14,809,974                --      19,548,191               --    19,624,443              --
   Withhold                                 139,272                --         191,370               --       211,286              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 14,949,246                --      19,739,561               --    19,835,729              --
====================================================================================================================================
Eugene S. Sunshine
   For                                   14,811,397                --      19,538,131               --    19,625,527              --
   Withhold                                 137,849                --         201,430               --       210,202              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 14,949,246                --      19,739,561               --    19,835,729              --
====================================================================================================================================

                                                   NNF                               NKO                             NRK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                         Common and                        Common and                      Common and
                                      MuniPreferred     MuniPreferred   MuniPreferred    MuniPreferred  MuniPreferred  MuniPreferred
                                      shares voting     shares voting   shares voting    shares voting  shares voting  shares voting
                                           together          together        together         together       together       together
                                         as a class        as a class      as a class       as a class     as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                    6,959,497                --      7,322,908                 --     3,173,345             --
   Withhold                                  60,029                --         76,142                 --       129,553             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,019,526                --      7,399,050                 --     3,302,898             --
====================================================================================================================================
Lawrence H. Brown
   For                                    6,960,178                --      7,327,843                 --     3,175,850             --
   Withhold                                  59,348                --         71,207                 --       127,048             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,019,526                --      7,399,050                 --     3,302,898             --
====================================================================================================================================
Jack B. Evans
   For                                    6,960,678                --      7,329,340                 --     3,175,264             --
   Withhold                                  58,848                --         69,710                 --       127,634             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,019,526                --      7,399,050                 --     3,302,898             --
====================================================================================================================================
William C. Hunter
   For                                    6,960,678                --      7,321,585                 --     3,174,095             --
   Withhold                                  58,848                --         77,465                 --       128,803             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,019,526                --      7,399,050                 --     3,302,898             --
====================================================================================================================================
David J. Kundert
   For                                    6,960,678                --      7,325,807                 --     3,172,009             --
   Withhold                                  58,848                --         73,243                 --       130,889             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,019,526                --      7,399,050                 --     3,302,898             --
====================================================================================================================================
William J. Schneider
   For                                           --             1,998             --              2,379            --          1,069
   Withhold                                      --                --             --                 21            --              4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         --             1,998             --              2,400            --          1,073
====================================================================================================================================
Timothy R. Schwertfeger
   For                                           --             1,998             --              2,379            --          1,069
   Withhold                                      --                --             --                 21            --              4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         --             1,998             --              2,400            --          1,073
====================================================================================================================================
Judith M. Stockdale
   For                                    6,960,678                --      7,326,177                 --     3,174,095             --
   Withhold                                  58,848                --         72,873                 --       128,803             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,019,526                --      7,399,050                 --     3,302,898             --
====================================================================================================================================
Eugene S. Sunshine
   For                                    6,960,678                --      7,330,392                 --     3,175,264             --
   Withhold                                  58,848                --         68,658                 --       127,634             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,019,526                --      7,399,050                 --     3,302,898             --
====================================================================================================================================

                    Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
                    Portfolio of
                            INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.9% (6.5% OF TOTAL INVESTMENTS)

$       3,500   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA      $   3,648,645
                 Bonds, Culinary Institute of America, Series 1999,
                 5.000%, 7/01/22 - MBIA Insured

        1,200   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          1,303,848
                 Bonds, Cooper Union, Series 1999, 6.250%, 7/01/29 -
                 MBIA Insured

        6,500   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          6,737,445
                 Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,098,080
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/18 -
                 AMBAC Insured

        3,000   Dormitory Authority of the State of New York, Lease Revenue           7/32 at 100.00         AAA          3,242,610
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,150   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00         Aaa          1,204,119
                 Canisius College, Series 2005, 5.000%, 7/01/21 - MBIA Insured

        1,765   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          1,985,554
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        4,500   Dormitory Authority of the State of New York, State and Local         7/15 at 100.00         AAA          4,767,975
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

        1,250   New York City Industrial Development Agency, New York,                  No Opt. Call         AAA          1,335,013
                 Civic Facility Revenue Bonds, USTA National Tennis Center
                 Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       24,865   Total Education and Civic Organizations                                                                  26,323,289
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.7% (16.3% OF TOTAL INVESTMENTS)

          675   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            699,678
                 Mortgage Hospital Revenue Bonds, Hospital for Special
                 Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Montefiore Medical Center,
                Series 1999:
          805    5.250%, 8/01/19 - AMBAC Insured                                      8/09 at 101.00         AAA            823,032
        4,000    5.500%, 8/01/38 - AMBAC Insured                                      8/09 at 101.00         AAA          4,230,360

        7,080   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          7,130,126
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        2,575   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,674,498
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        2,535   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,629,201
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

        1,500   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          1,592,340
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 -
                 MBIA Insured

        3,000   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          3,205,050
                 Bonds, New Island Hospital, Series 1999A, 5.750%, 7/01/19 -
                 AMBAC Insured

        8,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA          8,482,399
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        6,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          6,253,140
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

        4,085   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,382,837
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        3,280   Dormitory Authority of the State of New York, Revenue Bonds,         11/08 at 101.00         AAA          3,412,217
                 North Shore Health System Obligated Group, Series 1998,
                 5.000%, 11/01/23 - MBIA Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       8,525   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA      $   9,004,616
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured

        3,135   Dormitory Authority of the State of New York, Secured                 2/08 at 101.50         AAA          3,250,682
                 Hospital Insured Revenue Bonds, Southside Hospital,
                 Series 1998, 5.000%, 2/15/25 - MBIA Insured

        2,000   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00         AAA          2,074,920
                 Health System Revenue Bonds, Series 1999A,
                 5.125%, 2/15/14 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        3,150    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          3,350,340
        2,100    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          2,233,560
------------------------------------------------------------------------------------------------------------------------------------
       62,445   Total Health Care                                                                                        65,428,996
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.9% (2.6% OF TOTAL INVESTMENTS)

        5,740   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          5,974,651
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

          105   New York State Housing Finance Agency, FHA-Insured                    8/06 at 100.00         AAA            105,705
                 Multifamily Housing Mortgage Revenue Bonds, Series 1994B,
                 6.250%, 8/15/14 - AMBAC Insured

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
        1,570    6.100%, 11/01/15 - FSA Insured                                       5/06 at 102.00         AAA          1,604,305
        2,655    6.125%, 11/01/20 - FSA Insured                                       5/06 at 102.00         AAA          2,713,543

------------------------------------------------------------------------------------------------------------------------------------
       10,070   Total Housing/Multifamily                                                                                10,398,204
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.7% (1.0% OF TOTAL INVESTMENTS)

        3,000   Castle Rest Residential Healthcare Facility, Syracuse,                8/07 at 102.00         AAA          3,087,270
                 New York, FHA-Insured Mortgage Revenue Bonds,
                 Series 1997A, 5.750%, 8/01/37

        1,185   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          1,240,257
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,185   Total Long-Term Care                                                                                      4,327,527
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 15.6% (10.3% OF TOTAL INVESTMENTS)

        3,000   Dormitory Authority of the State of New York, School Districts       10/15 at 100.00         AAA          3,123,150
                 Revenue Bond Financing Program, Peekskill City School
                 District, Series 2005D, 5.000%, 10/01/33 - MBIA Insured

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,000    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,079,950
        1,200    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,287,936
        1,300    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,395,758
        1,400    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,503,124

          635   Erie County, New York, General Obligation Bonds, Series 2004B,          No Opt. Call         Aaa            686,264
                 5.250%, 4/01/13 - MBIA Insured

        2,000   Hempstead Town, New York, General Obligation Bonds,                   1/11 at 101.00         Aaa          2,142,740
                 Series 2001A, 5.250%, 1/15/14 - MBIA Insured

          700   Jericho Union Free School District, Nassau County, New York,          8/09 at 101.00         Aaa            748,258
                 General Obligation Bonds, Series 2000, 5.600%, 8/01/18 -
                 MBIA Insured

        1,000   Monroe County, New York, General Obligation Public                    3/12 at 100.00         AAA          1,053,270
                 Improvement Bonds, Series 2002, 5.000%, 3/01/16 -
                 FGIC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,400    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA          1,492,162
        2,600    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          2,777,892
        3,000    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          3,159,210
        2,300    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          2,416,978

        4,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          4,222,720
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured


                                       21

                    Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Oneida County, New York, General Obligation Public Improvement
                Bonds, Series 2000:
$         500    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA      $     532,935
          500    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            532,935

                Pavilion Central School District, Genesee County, New York,
                General Obligation Bonds, Series 2005:
        1,650    5.000%, 6/15/16 - FSA Insured                                        6/15 at 100.00         AAA          1,761,639
        1,815    5.000%, 6/15/18 - FSA Insured                                        6/15 at 100.00         AAA          1,926,931

        1,145   Three Village Central School District, Brookhaven and                   No Opt. Call         Aaa          1,234,333
                 Smithtown, Suffolk County, New York, General Obligation
                 Bonds, Series 2005, 5.000%, 6/01/18 - FGIC Insured

        1,620   West Islip Union Free School District, Suffolk County,               10/15 at 100.00         Aaa          1,731,407
                 New York, General Obligation Bonds, Series 2005,
                 5.000%, 10/01/16 - FSA Insured

        6,110   Yonkers, New York, General Obligation Bonds, Series 2005A,            8/15 at 100.00         AAA          6,472,751
                 5.000%, 8/01/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       38,875   Total Tax Obligation/General                                                                             41,282,343
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 48.4% (31.8% OF TOTAL INVESTMENTS)

        1,275   Buffalo Fiscal Stability Authority, New York, Sales Tax               9/15 at 100.00         AAA          1,343,978
                 Revenue State Aid Secured Bonds, Series 2005A,
                 5.000%, 9/01/20 - MBIA Insured

        2,250   Dormitory Authority of the State of New York, 853 Schools             7/08 at 101.00         AAA          2,330,460
                 Program Insured Revenue Bonds, St. Anne Institute, Issue 2,
                 Series 1998E, 5.000%, 7/01/18 - AMBAC Insured

                Dormitory Authority of the State of New York, Department of
                Health Revenue Bonds, Series 2005A:
        1,575    5.250%, 7/01/24 - CIFG Insured                                       7/15 at 100.00         AAA          1,688,715
          500    5.000%, 7/01/25 - CIFG Insured                                       7/15 at 100.00         AAA            519,670

           75   Dormitory Authority of the State of New York, Improvement             2/08 at 100.00         AAA             76,594
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.375%, 2/15/26 - MBIA Insured

           40   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             41,552
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

           75   Dormitory Authority of the State of New York, Improvement               No Opt. Call         AAA             81,117
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.875%, 2/15/16 - FSA Insured

          100   Dormitory Authority of the State of New York, Improvement             8/11 at 100.00         AAA            107,658
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2001B, 5.500%, 8/15/19 - MBIA Insured

        1,340   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          1,435,837
                 Bonds, 853 Schools Program - Anderson School, Series 1999E,
                 Issue 2, 5.750%, 7/01/19 - AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          2,143,040
                 Bonds, Special Act School District Program, Series 1999,
                 5.750%, 7/01/19 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue           8/11 at 100.00         AAA          1,057,610
                 Bonds, Nassau County Board of Cooperative Educational
                 Services, Series 2001A, 5.250%, 8/15/21 - FSA Insured

        1,500   Dormitory Authority of the State of New York, Lease Revenue           8/14 at 100.00         AAA          1,558,650
                 Bonds, Wayne-Finger Lakes Board of Cooperative Education
                 Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

        2,410   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          2,531,946
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

        1,270   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA          1,322,095
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

        2,120   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,262,231
                 Mental Health Services Facilities Improvements, Series 2005D-1,
                 5.000%, 2/15/15 - FGIC Insured

        1,145   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          1,219,230
                 Mental Health Services Facilities Improvements, Series 2005D,
                 5.000%, 2/15/14 - FGIC Insured

        4,600   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          4,914,042
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

          375   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            395,048
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series
                2003:
        1,000    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,101,110
        1,200    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,313,916


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,290   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA      $   1,432,984
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        6,000   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          6,372,720
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        2,760   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          3,001,859
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        4,500    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          5,169,285
        1,250    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          1,359,538
        2,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          2,175,260
        2,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          2,077,560
        4,095    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          4,245,819

        4,820   Nassau County Interim Finance Authority, New York, Sales and            No Opt. Call         AAA          5,209,938
                 Use Tax Revenue Bonds, Series 2004H, 5.250%, 11/15/13 -
                 AMBAC Insured

                Nassau County Interim Finance Authority, New York, Sales
                Tax Secured Revenue Bonds, Series 2003A:
        2,115    5.000%, 11/15/18 - AMBAC Insured                                    11/18 at 100.00         AAA          2,242,408
        1,305    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,342,336
        1,305    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,338,917

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,573,800
        2,200    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,308,240
        1,600    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          1,676,400
        5,370    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          5,618,577
        1,500    5.000%, 10/15/32 - AMBAC Insured                                    10/14 at 100.00         AAA          1,567,260

        2,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          2,147,440
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/20 - AMBAC Insured

        1,660   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          1,769,311
                 Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 -
                 MBIA Insured

        2,000   New York City Transitional Finance Authority, New York, Future        2/14 at 100.00         AAA          2,102,340
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

        3,910   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          4,093,457
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

                New York Convention Center Development Corporation, Hotel
                Unit Fee Revenue Bonds, Series 2005:
        2,100    5.000%, 11/15/30 - AMBAC Insured                                    11/15 at 100.00         AAA          2,190,342
        5,200    5.000%, 11/15/44 - AMBAC Insured                                    11/15 at 100.00         AAA          5,364,892

        2,265   New York State Environmental Facilities Corporation, Special          4/07 at 100.00         AAA          2,297,956
                 Obligation Revenue Refunding Bonds, Riverbank State Park,
                 Series 1996, 5.125%, 4/01/22 - AMBAC Insured

        3,000   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          3,257,100
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        1,750   New York State Local Government Assistance Corporation,               4/08 at 101.00         AAA          1,798,283
                 Revenue Bonds, Series 1997B, 4.875%, 4/01/20 - MBIA Insured

        1,750   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,836,415
                 Fund Bonds, Second Generation, Series 2004, 5.000%, 4/01/21 -
                 MBIA Insured

        7,350   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          8,357,831
                 Fund Bonds, Second Generation, Series 2005B, 5.500%, 4/01/20 -
                 AMBAC Insured

        1,550   New York State Thruway Authority, State Personal Income               9/14 at 100.00         AAA          1,621,176
                 Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        6,300    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          6,711,390
        1,000    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA          1,064,020
        4,500    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,782,375


                                       23

                    Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Niagara Falls City School District, Niagara County, New York,         6/15 at 100.00         AAA      $   1,036,130
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured

        1,435   Suffolk County Industrial Development Agency, New York,              10/10 at 102.00         Aaa          1,595,634
                 Revenue Bonds, Hampton Bays Public Library, Series 1999A,
                 6.000%, 10/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      120,230   Total Tax Obligation/Limited                                                                            128,183,492
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 17.6% (11.6% OF TOTAL INVESTMENTS)

        2,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          2,182,640
                 Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/19 -
                 AMBAC Insured

        3,390   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          3,529,905
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
        1,500    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA          1,565,955
        4,700    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          4,899,374

        2,300   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          2,424,108
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
        2,080    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA          2,217,155
        2,625    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          2,753,126
        1,475    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA          1,541,065

        5,025   Port Authority of New York and New Jersey, Special Project           12/07 at 100.00         AAA          5,180,373
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/25 - MBIA Insured (Alternative Minimum Tax)

                Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
        5,250    7.000%, 7/01/14 - FGIC Insured (Alternative Minimum Tax)             7/06 at 100.00         AAA          5,288,430
       11,500    6.000%, 7/01/21 - FGIC Insured (Alternative Minimum Tax)             7/06 at 100.00         AAA         11,559,222

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            888,537
        2,300    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,459,229

------------------------------------------------------------------------------------------------------------------------------------
       44,925   Total Transportation                                                                                     46,489,119
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 14.6% (9.6% OF TOTAL INVESTMENTS) (4)

        3,655   Buffalo Municipal Water Finance Authority, New York, Water            7/09 at 101.00         AAA          3,951,165
                 System Revenue Bonds, Series 1999, 6.000%, 7/01/29
                 (Pre-refunded 7/01/09) - FSA Insured

           70   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             72,718
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 (Pre-refunded 2/15/07) -
                 MBIA Insured

        1,010   Dormitory Authority of the State of New York, Judicial Facilities     7/06 at 100.00         AAA          1,188,013
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 - BIGI Insured (ETM)

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,069,510
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded 3/15/13) - FGIC Insured

        2,210   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          2,289,494
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured (ETM)

                Metropolitan Transportation Authority, New York, Dedicated Tax
                Fund Bonds, Series 1998A:
        5,090    5.000%, 4/01/23 (Pre-refunded 10/01/15) - FGIC Insured              10/15 at 100.00         AAA          5,504,479
        7,600    4.750%, 4/01/28 (Pre-refunded 10/01/15) - FGIC Insured              10/15 at 100.00         AAA          8,057,291

        1,000   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          1,074,070
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded
                 10/01/14) - FSA Insured
        5,030   New York City Trust for Cultural Resources, New York, Revenue         7/19 at 100.00         AAA          5,392,160
                 Bonds, American Museum of Natural History, Series 1999A,
                 5.750%, 7/01/29 (Pre-refunded 7/01/19) - AMBAC Insured

        2,225   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          2,413,836
                 Fund Bonds, Second Generation, Series 2003A,
                 5.250%, 4/01/22 (Pre-refunded 4/01/13) - MBIA Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,072,490
                 Fund Bonds, Second Generation, Series 2004, 5.000%, 4/01/20
                 (Pre-refunded 4/01/14) - MBIA Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       3,500   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA      $   3,778,775
                 Fund Bonds, Series 2002A, 5.250%, 4/01/17 (Pre-refunded
                 4/01/12) - FSA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
        1,290    5.375%, 4/01/17 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00         AAA          1,401,340
        1,300    5.375%, 4/01/18 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00         AAA          1,412,203

------------------------------------------------------------------------------------------------------------------------------------
       35,980   Total U.S. Guaranteed                                                                                    38,677,544
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.7% (6.4% OF TOTAL INVESTMENTS)

        5,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          5,190,850
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          2,572,100
        2,500    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,645,375

        2,620   Long Island Power Authority, New York, Electric System General        9/13 at 100.00         AAA          2,766,825
                 Revenue Bonds, Series 2003C, 5.000%, 9/01/16 - CIFG Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        4,540    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          4,770,587
        3,460    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA          3,624,142

        2,000   New York State Energy Research and Development Authority,             9/08 at 102.00         AAA          2,130,760
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation, Series 1998A, 5.950%, 9/01/33 - MBIA Insured
                 (Alternative Minimum Tax)

                New York State Power Authority, General Revenue Bonds,
                Series 2006A:
        1,140    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA          1,212,914
          760    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            806,755

------------------------------------------------------------------------------------------------------------------------------------
       24,520   Total Utilities                                                                                          25,720,308
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.9% (3.9% OF TOTAL INVESTMENTS)

        1,660   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,820,290
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          2,109,400
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured

        1,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          1,035,660
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        5,030   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          5,258,060
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        5,200   Suffolk County Water Authority, New York, Waterworks Revenue          6/15 at 100.00         AAA          5,430,984
                 Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,890   Total Water and Sewer                                                                                    15,654,394
------------------------------------------------------------------------------------------------------------------------------------
$     380,985   Total Investments (cost $389,617,099) - 152.0%                                                          402,485,216
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      6,298,998
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.4)%                                                       (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 264,784,214
                ====================================================================================================================

                         All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                    Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
                    Portfolio of
                            INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.2% (6.7% OF TOTAL INVESTMENTS)

$         500   Amherst Industrial Development Agency, New York, Revenue              8/10 at 102.00         AAA      $     545,935
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
        1,315    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA          1,435,809
          610    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            666,876

        2,500   Dormitory Authority of the State of New York, General Revenue           No Opt. Call         AAA          2,946,675
                 Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 -
                 AMBAC Insured

        1,870   Dormitory Authority of the State of New York, Insured Revenue         7/06 at 100.00         AAA          1,875,479
                 Bonds, Fordham University, Series 1990, 7.200%, 7/01/15 -
                 AMBAC Insured

          695   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA            733,253
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/18 -
                 FGIC Insured

        4,340   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         Aaa          4,495,198
                 Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 -
                 AMBAC Insured

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, New York University, Series 2001-2:
        1,350    5.500%, 7/01/18 - AMBAC Insured                                      7/11 at 100.00         AAA          1,455,219
          800    5.500%, 7/01/20 - AMBAC Insured                                      7/11 at 100.00         AAA            862,352
          600    5.500%, 7/01/21 - AMBAC Insured                                      7/11 at 100.00         AAA            644,256

        2,125   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,229,210
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/19 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Lease Revenue           7/32 at 100.00         AAA          2,161,740
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Canisius College, Series 2000:
        1,000    5.100%, 7/01/20 - MBIA Insured                                       7/11 at 101.00         AAA          1,060,320
        2,875    5.250%, 7/01/30 - MBIA Insured                                       7/11 at 101.00         AAA          3,046,091

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,249,920
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,000   Nassau County Industrial Development Agency, New York,                7/08 at 102.00         AAA          1,041,580
                 Revenue Refunding Bonds, Hofstra University, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        7,250   New York City Industrial Development Agency, New York, Civic          1/09 at 101.00         AAA          7,424,435
                 Facility Revenue Bonds, Horace Mann School, Series 1998,
                 5.000%, 7/01/28 - MBIA Insured

        1,365   New York City Industrial Development Agency, New York,                  No Opt. Call         AAA          1,457,834
                 Civic Facility Revenue Bonds, USTA National Tennis Center
                 Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       34,195   Total Education and Civic Organizations                                                                  36,332,182
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 17.9% (11.8% OF TOTAL INVESTMENTS)

          740   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            767,054
                 Mortgage Hospital Revenue Bonds, Hospital for Special
                 Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured

        5,995   Dormitory Authority of the State of New York, FHA-Insured             8/06 at 103.00         AAA          6,242,234
                 Mortgage Hospital Revenue Bonds, Millard Fillmore
                 Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        5,730   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          6,059,991
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          3,021,240
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,655   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA      $   2,757,589
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        6,500   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          6,806,280
                 Mortgage Revenue Refunding Bonds, United Health Services,
                 Series 1997, 5.375%, 8/01/27 - AMBAC Insured

        6,430   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          6,821,780
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 -
                 MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan-Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          2,605,475
        3,210    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          3,339,363

        4,090   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,388,202
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

       12,020   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA         12,696,243
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001A, 5.250%, 7/01/26 - AMBAC Insured

        2,025   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          2,129,085
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        2,800    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          2,978,080
        3,065    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          3,259,934

------------------------------------------------------------------------------------------------------------------------------------
       60,760   Total Health Care                                                                                        63,872,550
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.1% (2.7% OF TOTAL INVESTMENTS)

        5,445   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          5,667,592
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

        4,294   New York City Housing Development Corporation, New York,              4/06 at 105.00         AAA          4,517,051
                 Multifamily Housing Revenue Bonds, Pass-Through
                 Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC
                 Insured

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
          790    6.100%, 11/01/15 - FSA Insured                                       5/06 at 102.00         AAA            807,262
        3,535    6.125%, 11/01/20 - FSA Insured                                       5/06 at 102.00         AAA          3,612,947

------------------------------------------------------------------------------------------------------------------------------------
       14,064   Total Housing/Multifamily                                                                                14,604,852
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.4% (1.4% OF TOTAL INVESTMENTS)

        2,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          2,156,680
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

        6,000   Dormitory Authority of the State of New York, FHA-Insured             8/11 at 101.00         AAA          6,209,760
                 Nursing Home Mortgage Revenue Bonds, Norwegian Christian
                 Home and Health Center, Series 2001, 5.200%, 8/01/36 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,000   Total Long-Term Care                                                                                      8,366,440
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 17.7% (11.7% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,410    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,522,730
        1,500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,609,920
        1,510    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,621,227
        1,635    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,755,434

          745   Erie County, New York, General Obligation Bonds, Series 2004B,          No Opt. Call         Aaa            805,144
                 5.250%, 4/01/13 - MBIA Insured

        2,000   Erie County, New York, General Obligation Bonds, Series 2005A,       12/15 at 100.00         AAA          2,128,380
                 5.000%, 12/01/18 - MBIA Insured

           45   New York City, New York, General Obligation Bonds, Fiscal             8/06 at 100.00         AAA             45,096
                 Series 1992C, 6.250%, 8/01/10 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1998H:
        3,995    5.125%, 8/01/25 - MBIA Insured                                       8/08 at 101.00         AAA          4,138,341
        5,430    5.375%, 8/01/27 - MBIA Insured                                       8/08 at 101.00         AAA          5,665,934

        4,880   New York City, New York, General Obligation Bonds, Fiscal             4/09 at 101.00         AAA          5,002,976
                 Series 1999I, 5.000%, 4/15/29 - MBIA Insured


                                       27

                    Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,000   New York City, New York, General Obligation Bonds, Fiscal             8/10 at 101.00         AAA      $   3,151,710
                 Series 2001D, 5.000%, 8/01/16 - FGIC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,660    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA          1,769,278
        3,070    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          3,280,049
        3,250    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          3,422,478
        1,650    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,733,919

        5,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          5,278,400
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

                Oneida County, New York, General Obligation Public Improvement
                Bonds, Series 2000:
          100    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            106,587
          100    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            106,587

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/17 - FSA Insured                                        6/10 at 100.00         Aaa            569,405
          525    5.875%, 6/15/18 - FSA Insured                                        6/10 at 100.00         Aaa            569,405
          525    5.875%, 6/15/20 - FSA Insured                                        6/10 at 100.00         Aaa            570,470
          525    5.875%, 6/15/21 - FSA Insured                                        6/10 at 100.00         Aaa            568,743
          525    5.875%, 6/15/22 - FSA Insured                                        6/10 at 100.00         Aaa            568,743
          525    5.875%, 6/15/23 - FSA Insured                                        6/10 at 100.00         Aaa            568,743
          525    5.875%, 6/15/24 - FSA Insured                                        6/10 at 100.00         Aaa            568,743
          525    5.875%, 6/15/26 - FSA Insured                                        6/10 at 100.00         Aaa            566,538
          525    5.875%, 6/15/28 - FSA Insured                                        6/10 at 100.00         Aaa            566,538

                Rensselaer County, New York, General Obligation Bonds,
                Series 1991:
          960    6.700%, 2/15/16 - AMBAC Insured                                        No Opt. Call         AAA          1,162,742
          960    6.700%, 2/15/17 - AMBAC Insured                                        No Opt. Call         AAA          1,167,984
          960    6.700%, 2/15/18 - AMBAC Insured                                        No Opt. Call         AAA          1,179,974
          960    6.700%, 2/15/19 - AMBAC Insured                                        No Opt. Call         AAA          1,192,906
          960    6.700%, 2/15/20 - AMBAC Insured                                        No Opt. Call         AAA          1,205,347
          747    6.700%, 2/15/21 - AMBAC Insured                                        No Opt. Call         AAA            945,941

                Rochester, New York, General Obligation Bonds, Series 1999:
          735    5.250%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA            818,599
          735    5.250%, 10/01/21 - MBIA Insured                                        No Opt. Call         AAA            820,047
          730    5.250%, 10/01/22 - MBIA Insured                                        No Opt. Call         AAA            816,410
          730    5.250%, 10/01/23 - MBIA Insured                                        No Opt. Call         AAA            817,074
          730    5.250%, 10/01/24 - MBIA Insured                                        No Opt. Call         AAA            819,367
          730    5.250%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA            818,345
          725    5.250%, 10/01/26 - MBIA Insured                                        No Opt. Call         AAA            813,443

        2,190   Yonkers, New York, General Obligation Bonds, Series 2005B,            8/15 at 100.00         AAA          2,321,400
                 5.000%, 8/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       58,557   Total Tax Obligation/General                                                                             63,161,097
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 45.8% (30.1% OF TOTAL INVESTMENTS)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health
                Services Facilities, Series 1996B:
           45    5.375%, 2/15/26 - MBIA Insured                                       2/08 at 100.00         AAA             45,956
           40    5.375%, 2/15/26 - FSA Insured                                        2/08 at 100.00         AAA             40,850

           35   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             36,358
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

        7,145   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          7,656,010
                 Bonds, Special Act School District Program, Series 1999,
                 5.750%, 7/01/19 - MBIA Insured

        3,610   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          3,792,666
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

        2,250   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA          2,342,295
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

        2,270   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,422,294
                 Mental Health Services Facilities Improvements,
                 Series 2005D-1, 5.000%, 2/15/15 - FGIC Insured


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,210   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA      $   1,288,444
                 Mental Health Services Facilities Improvements, Series 2005D,
                 5.000%, 2/15/14 - FGIC Insured

        7,925   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          8,466,040
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        1,090   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA          1,148,271
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series
                2003:
        1,230    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,354,365
        1,225    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,341,289

        1,700   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA          1,888,428
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        7,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          7,965,900
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

        4,600   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          5,003,098
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          2,297,460
        3,000    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          3,262,890
        5,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          5,438,150
        2,375    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          2,467,103
        4,050    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          4,199,162

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        4,000    5.000%, 11/15/18 - AMBAC Insured                                    11/18 at 100.00         AAA          4,240,960
        1,560    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,604,632
        1,560    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,600,544

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,573,800
        3,640    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          3,819,088
        1,960    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,053,590
        3,170    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          3,316,739
        1,500    5.000%, 10/15/32 - AMBAC Insured                                    10/14 at 100.00         AAA          1,567,260

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
        2,820    5.250%, 5/01/16 - MBIA Insured                                      11/11 at 101.00         AAA          3,031,697
        1,000    5.250%, 5/01/17 - MBIA Insured                                      11/11 at 101.00         AAA          1,075,430

        7,500   New York City Transitional Finance Authority, New York, Future        8/12 at 100.00         AAA          8,018,625
                 Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 -
                 AMBAC Insured

        3,160   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          3,368,086
                 Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 -
                 MBIA Insured

        2,000   New York City Transitional Finance Authority, New York, Future        2/14 at 100.00         AAA          2,102,340
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

        3,500   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          3,664,220
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

                New York Convention Center Development Corporation, Hotel
                Unit Fee Revenue Bonds, Series 2005:
        2,500    5.000%, 11/15/30 - AMBAC Insured                                    11/15 at 100.00         AAA          2,607,550
        6,000    5.000%, 11/15/44 - AMBAC Insured                                    11/15 at 100.00         AAA          6,190,260

        2,000   New York State Environmental Facilities Corporation, Special          4/07 at 100.00         AAA          2,029,100
                 Obligation Revenue Refunding Bonds, Riverbank State Park,
                 Series 1996, 5.125%, 4/01/22 - AMBAC Insured

        3,750   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          4,071,375
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured


                                       29


                    Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       7,750   New York State Local Government Assistance Corporation,               4/08 at 101.00         AAA      $   7,963,823
                 Revenue Bonds, Series 1997B, 4.875%, 4/01/20 - MBIA Insured

                New York State Municipal Bond Bank Agency, Buffalo, Special
                Program Revenue Bonds, Series 2001A:
          875    5.125%, 5/15/19 - AMBAC Insured                                      5/11 at 100.00         AAA            922,014
          920    5.125%, 5/15/20 - AMBAC Insured                                      5/11 at 100.00         AAA            969,432
          965    5.250%, 5/15/21 - AMBAC Insured                                      5/11 at 100.00         AAA          1,020,555
        1,015    5.250%, 5/15/22 - AMBAC Insured                                      5/11 at 100.00         AAA          1,070,551

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,047,310
                 Fund Bonds, Second Generation, Series 2004,
                 5.000%, 4/01/22 - MBIA Insured

        8,455   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          9,614,349
                 Fund Bonds, Second Generation, Series 2005B, 5.500%, 4/01/20 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       11,100    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA         11,824,829
        1,000    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA          1,064,020
        4,565    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,851,454

        4,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          4,483,520
                 Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      153,065   Total Tax Obligation/Limited                                                                            163,224,182
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 12.0% (7.9% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        6,000    5.500%, 11/15/18 - AMBAC Insured                                    11/12 at 100.00         AAA          6,547,920
        2,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          2,116,200

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        1,335    5.500%, 11/15/21 - MBIA Insured                                     11/12 at 100.00         AAA          1,448,248
        4,575    5.000%, 11/15/25 - MBIA Insured                                     11/12 at 100.00         AAA          4,754,706

        2,760   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          2,873,905
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
        1,650    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA          1,722,551
        5,600    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          5,837,552

        2,500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          2,634,900
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

        1,675   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          1,750,023
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/31 - XLCA Insured

        7,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          7,270,970
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.750%, 10/15/26 - MBIA Insured (Alternative Minimum Tax)

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA          1,788,466
        3,800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          4,063,074

------------------------------------------------------------------------------------------------------------------------------------
       40,465   Total Transportation                                                                                     42,808,515
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 22.0% (14.5% OF TOTAL INVESTMENTS) (4)

           70   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             72,718
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 (Pre-refunded 2/15/07) -
                 MBIA Insured

        1,015   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA          1,083,594
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/18
                 (Pre-refunded 7/01/12) - FGIC Insured

        2,095   Dormitory Authority of the State of New York, Lease Revenue           7/11 at 100.00         AAA          2,274,877
                 Bonds, State University Dormitory Facilities, Series 2001,
                 5.500%, 7/01/18 (Pre-refunded 7/01/11) - FGIC Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,604,265
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded 3/15/13) - FGIC Insured


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       5,795   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA      $   6,228,930
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/18 (Pre-refunded 5/15/12) - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,713,828
        2,235    0.000%, 7/01/18 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,924,827
        2,495    0.000%, 7/01/19 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          2,148,744
        1,870    0.000%, 7/01/21 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,610,481

          505   Dormitory Authority of the State of New York, Suffolk County,         4/06 at 109.85    Baa1 (4)            686,739
                 Lease Revenue Bonds, Judicial Facilities, Series 1991A,
                 9.500%, 4/15/14 (ETM)

                Erie County, New York, General Obligation Bonds, Series 1999A:
          700    5.500%, 10/01/17 (Pre-refunded 10/01/09) - FGIC Insured             10/09 at 101.00         AAA            748,951
          700    5.250%, 10/01/19 (Pre-refunded 10/01/09) - FGIC Insured             10/09 at 101.00         AAA            743,246

        4,000   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          4,177,880
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26
                 (Pre-refunded 6/01/08) - MBIA Insured

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,000    5.750%, 6/15/19 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,105,410
        1,000    5.750%, 6/15/20 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,105,410

        4,695   Metropolitan Transportation Authority, New York, Commuter             7/11 at 100.00         AAA          5,042,571
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                 (Pre-refunded 7/01/11) - FGIC Insured

       11,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA         11,661,869
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded
                 10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded 10/01/14) - FSA Insured               10/14 at 100.00         AAA          4,296,280
        3,250    5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured               10/14 at 100.00         AAA          3,490,728

        2,330   Nassau County, North Hempstead, New York, General Obligation          3/08 at 101.00         Aaa          2,403,442
                 Refunding Bonds, Series 1998B, 4.750%, 3/01/18 (Pre-refunded
                 3/01/08) - FGIC Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 1998A:
           10    5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured                8/07 at 101.00         AAA             10,296
           50    5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured                8/07 at 101.00         AAA             51,481

        1,075   New York City Trust for Cultural Resources, New York, Revenue         7/19 at 100.00         AAA          1,152,400
                 Bonds, American Museum of Natural History, Series 1999A,
                 5.750%, 7/01/29 (Pre-refunded 7/01/19) - AMBAC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1998H:
          155    5.125%, 8/01/25 (Pre-refunded 8/01/08) - MBIA Insured                8/08 at 101.00         AAA            161,894
           10    5.375%, 8/01/27 (Pre-refunded 8/01/08) - MBIA Insured                8/08 at 101.00         AAA             10,500

          120   New York City, New York, General Obligation Bonds, Fiscal             4/09 at 101.00         AAA            125,842
                 Series 1999I, 5.000%, 4/15/29 (Pre-refunded 4/15/09) -
                 MBIA Insured

        2,375   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          2,576,566
                 Fund Bonds, Second Generation, Series 2003A,
                 5.250%, 4/01/22 (Pre-refunded 4/01/13) - MBIA Insured

        2,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          2,144,980
                 Fund Bonds, Second Generation, Series 2004, 5.000%, 4/01/20
                 (Pre-refunded 4/01/14) - MBIA Insured

        5,000   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          5,398,250
                 Fund Bonds, Series 2002A, 5.250%, 4/01/19 (Pre-refunded
                 4/01/12) - FSA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
        1,835    5.375%, 4/01/17 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00         AAA          1,993,379
        2,100    5.375%, 4/01/18 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00         AAA          2,281,251

                New York State Urban Development Corporation, Service
                Contract Revenue Bonds, Correctional Facilities, Series 2000C:
        6,000    5.125%, 1/01/23 (Pre-refunded 1/01/11) - FSA Insured                 1/11 at 100.00         AAA          6,381,060
        2,000    5.250%, 1/01/30 (Pre-refunded 1/01/11) - FSA Insured                 1/11 at 100.00         AAA          2,137,840

------------------------------------------------------------------------------------------------------------------------------------
       74,975   Total U.S. Guaranteed                                                                                    78,550,529
------------------------------------------------------------------------------------------------------------------------------------


                                       31

                    Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.4% (8.8% OF TOTAL INVESTMENTS)

$       8,300   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA      $   8,616,810
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24 - FSA Insured                                          No Opt. Call         AAA          1,793,000
        4,000    0.000%, 6/01/25 - FSA Insured                                          No Opt. Call         AAA          1,711,040
       15,000    0.000%, 6/01/26 - FSA Insured                                          No Opt. Call         AAA          6,114,150
        3,000    0.000%, 6/01/27 - FSA Insured                                          No Opt. Call         AAA          1,159,980
        4,500    0.000%, 6/01/28 - FSA Insured                                          No Opt. Call         AAA          1,659,960
        3,000    0.000%, 6/01/29 - FSA Insured                                          No Opt. Call         AAA          1,053,180

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        3,000    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          3,086,520
        3,125    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          3,306,719

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        6,010    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          6,315,248
        4,590    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA          4,807,750

        6,000   New York State Energy Research and Development Authority,             9/08 at 102.00         AAA          6,392,280
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation, Series 1998A, 5.950%, 9/01/33 - MBIA Insured
                 (Alternative Minimum Tax)

                New York State Power Authority, General Revenue Bonds,
                Series 2006A:
          975    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA          1,037,361
          650    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            689,988

------------------------------------------------------------------------------------------------------------------------------------
       66,150   Total Utilities                                                                                          47,743,986
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 6.4% (4.2% OF TOTAL INVESTMENTS)

        1,245   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,365,217
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,225   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,338,558
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.000%, 6/15/33 - MBIA Insured

        5,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          5,273,500
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured

        5,920   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          6,188,413
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        7,100   Suffolk County Water Authority, New York, Waterworks Revenue          6/15 at 100.00         AAA          7,415,382
                 Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured

        2,230   Upper Mohawk Valley Regional Water Finance Authority,                   No Opt. Call         Aaa          1,055,258
                 New York, Water System Revenue Bonds, Series 2000,
                 0.000%, 4/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       22,720   Total Water and Sewer                                                                                    22,636,328
------------------------------------------------------------------------------------------------------------------------------------
$     532,951   Total Long-Term Investments (cost $515,341,200) - 151.9%                                                541,300,661
=============-----------------------------------------------------------------------------------------------------------------------


                                       32

    PRINCIPAL
 AMOUNT (000)   DESCRIPTION (1)                                                                          RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2% (0.2% OF TOTAL INVESTMENTS)

$         850   New York City, New York, General Obligation Bonds, Variable                                 A-1+      $     850,000
                 Rate Demand Obligations, Fiscal Series 2002A-7,
                 2.980%, 11/01/24 - AMBAC Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$         850   Total Short-Term Investments (cost $850,000)                                                                850,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $516,191,200) - 152.1%                                                          542,150,661
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      7,224,260
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.2)%                                                       (193,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 356,374,921
                ====================================================================================================================

                         All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                    Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
                    Portfolio of
                            INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 18.3% (12.0% OF TOTAL INVESTMENTS)

$         500   Amherst Industrial Development Agency, New York, Revenue              8/10 at 102.00         AAA      $     545,935
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
        1,065    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA          1,162,842
          610    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            666,876

        6,000   Dormitory Authority of the State of New York, Consolidated              No Opt. Call         AAA          6,505,440
                 Revenue Bonds, City University System, Series 1993A,
                 5.750%, 7/01/13 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, General Revenue           No Opt. Call         AAA          1,178,670
                 Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 -
                 AMBAC Insured

        4,625   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 101.00         AAA          4,758,570
                 Bonds, Barnard College, Series 1996, 5.250%, 7/01/26 -
                 AMBAC Insured

          670   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA            706,803
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/19 -
                 FGIC Insured

        2,750   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,828,375
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/26 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Lease Revenue           7/32 at 100.00         AAA          2,161,740
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,249,920
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,915   Dormitory Authority of the State of New York, Second General            No Opt. Call         AAA          2,158,052
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

        4,000   Dormitory Authority of the State of New York, State University          No Opt. Call         AAA          4,550,640
                 Educational Facilities Revenue Bonds, 1989 Resolution,
                 Series 2000C, 5.750%, 5/15/16 - FSA Insured

        2,000   Dormitory Authority of the State of New York, Third General           7/08 at 102.00         AAA          2,065,480
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1998-1, 5.000%, 7/01/26 - FGIC Insured

        6,415   Nassau County Industrial Development Agency, New York,                7/08 at 102.00         AAA          6,681,736
                 Revenue Refunding Bonds, Hofstra University, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        4,775   New York City Industrial Development Agency, New York,                6/07 at 102.00         AAA          4,947,950
                 Civic Facility Revenue Bonds, Trinity Episcopal School,
                 Series 1997, 5.250%, 6/15/27 - MBIA Insured

        1,385   New York City Industrial Development Agency, New York,                  No Opt. Call         AAA          1,479,194
                 Civic Facility Revenue Bonds, USTA National Tennis Center
                 Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

       13,500   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA         13,883,531
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/27 - MBIA Insured

        7,250   New York City Trust for Cultural Resources, New York, Revenue         1/07 at 102.00         AAA          7,493,383
                 Refunding Bonds, Museum of Modern Art, Series 1996A,
                 5.500%, 1/01/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       62,460   Total Education and Civic Organizations                                                                  66,025,137
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 14.9% (9.8% OF TOTAL INVESTMENTS)

          750   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            777,420
                 Mortgage Hospital Revenue Bonds, Hospital for Special
                 Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured

        3,995   Dormitory Authority of the State of New York, FHA-Insured             8/06 at 103.00         AAA          4,159,754
                 Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals,
                 Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        7,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          7,049,560
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,700   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA      $   2,804,328
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        9,000   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          9,548,370
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 -
                 MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan-Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          2,605,475
        3,300    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          3,432,990

        4,090   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,388,202
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        9,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          9,462,600
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        2,800    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          2,978,080
        3,065    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          3,259,934

        3,350   New York State Medical Care Facilities Finance Agency,                8/06 at 101.00         AAA          3,380,720
                 FHA-Insured Mortgage Revenue Bonds, Montefiore Medical
                 Center, Series 1995A, 5.750%, 2/15/25 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       51,550   Total Health Care                                                                                        53,847,433
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.1% (2.0% OF TOTAL INVESTMENTS)

        5,515   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          5,740,453
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

        3,571   New York City Housing Development Corporation, New York,              4/06 at 105.00         AAA          3,756,680
                 Multifamily Housing Revenue Bonds, Pass-Through Certificates,
                 Series 1991C, 6.500%, 2/20/19 - AMBAC Insured

          165   New York State Housing Finance Agency, FHA-Insured                    8/06 at 100.00         AAA            166,107
                 Multifamily Housing Mortgage Revenue Bonds, Series 1994B,
                 6.250%, 8/15/14 - AMBAC Insured

        1,505   New York State Housing Finance Agency, Mortgage Revenue               5/06 at 102.00         AAA          1,538,185
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,756   Total Housing/Multifamily                                                                                11,201,425
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.3% (0.9% OF TOTAL INVESTMENTS)

        4,450   Castle Rest Residential Healthcare Facility, Syracuse, New York,      8/07 at 102.00         AAA          4,579,451
                 FHA-Insured Mortgage Revenue Bonds, Series 1997A,
                 5.750%, 8/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 14.7% (9.6% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,500    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,619,925
        1,500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,609,920
        1,600    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,717,856
        1,700    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,825,222

          805   Erie County, New York, General Obligation Bonds, Series 2004B,          No Opt. Call         Aaa            869,988
                 5.250%, 4/01/13 - MBIA Insured

                Monroe County, New York, General Obligation Public
                Improvement Bonds, Series 2002:
        2,250    5.000%, 3/01/15 - FGIC Insured                                       3/12 at 100.00         AAA          2,375,932
        1,000    5.000%, 3/01/17 - FGIC Insured                                       3/12 at 100.00         AAA          1,054,240

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2001D:
        5,360    5.250%, 8/01/15 - MBIA Insured                                       8/10 at 101.00         AAA          5,676,454
        2,095    5.250%, 8/01/15 - FSA Insured                                        8/10 at 101.00         AAA          2,218,689
        5,000    5.000%, 8/01/16 - FGIC Insured                                       8/10 at 101.00         AAA          5,252,850

        5,000   New York City, New York, General Obligation Bonds, Fiscal             3/12 at 100.00         AAA          5,258,600
                 Series 2002C, 5.125%, 3/15/25 - FSA Insured


                                       35

                    Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
$       1,690    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA      $   1,801,253
        3,120    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          3,333,470
        3,350    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          3,527,785
        1,700    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,786,462

        5,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          5,278,400
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

                Peru Central School District, Clinton County, New York, General
                Obligation Refunding Bonds, Series 2002B:
        1,845    4.000%, 6/15/18 - FGIC Insured                                       6/12 at 100.00         AAA          1,805,628
        1,915    4.000%, 6/15/19 - FGIC Insured                                       6/12 at 100.00         AAA          1,864,061

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/19 - FSA Insured                                        6/10 at 100.00         Aaa            569,405
          525    5.875%, 6/15/25 - FSA Insured                                        6/10 at 100.00         Aaa            566,538
          525    5.875%, 6/15/27 - FSA Insured                                        6/10 at 100.00         Aaa            566,538

        2,305   Yonkers, New York, General Obligation Bonds, Series 2005B,            8/15 at 100.00         AAA          2,437,837
                 5.000%, 8/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       50,310   Total Tax Obligation/General                                                                             53,017,053
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 45.5% (29.8% OF TOTAL INVESTMENTS)

        3,340   Dormitory Authority of the State of New York, 853 Schools             7/09 at 101.00         AAA          3,550,353
                 Program Insured Revenue Bonds, Harmony Heights School,
                 Issue 1, Series 1999C, 5.500%, 7/01/18 - AMBAC Insured

           40   Dormitory Authority of the State of New York, Improvement             2/08 at 100.00         AAA             40,843
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.125%, 8/15/21 - MBIA Insured

           40   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             41,552
                 Revenue Bonds, Mental Health Services Facilities, Series 1997A,
                 5.750%, 8/15/22 - MBIA Insured

          370   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA            388,637
                 Revenue Bonds, Mental Health Services Facilities, Series 2000D,
                 5.250%, 8/15/30 - FSA Insured

                Dormitory Authority of the State of New York, Lease Revenue
                Bonds, Madison-Oneida Board of Cooperative Educational
                Services, Series 2002:
        1,045    5.250%, 8/15/20 - FSA Insured                                        8/12 at 100.00         AAA          1,122,037
        1,100    5.250%, 8/15/21 - FSA Insured                                        8/12 at 100.00         AAA          1,173,942
        1,135    5.250%, 8/15/22 - FSA Insured                                        8/12 at 100.00         AAA          1,211,295

        3,610   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          3,792,666
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

        1,490   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA          1,551,120
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

        2,300   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,454,307
                 Mental Health Services Facilities Improvements, Series 2005D-1,
                 5.000%, 2/15/15 - FGIC Insured
        1,230   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          1,309,741
                 Mental Health Services Facilities Improvements, Series 2005D,
                 5.000%, 2/15/14 - FGIC Insured

        7,900   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          8,439,333
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        1,040   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA          1,095,598
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series
                2003:
        1,200    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,321,332
        1,000    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,094,930

        1,710   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA          1,899,536
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        7,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          7,965,900
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       4,600   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA      $   5,003,098
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          2,297,460
        3,000    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          3,262,890
        6,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          6,525,780
        3,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          3,116,340
        8,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          8,294,640

                Nassau County Interim Finance Authority, New York, Sales
                Tax Secured Revenue Bonds, Series 2003A:
        1,555    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,599,489
        1,555    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,595,414

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,573,800
        2,720    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,853,824
        1,990    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,085,023
        3,470    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          3,630,626
        1,500    5.000%, 10/15/32 - AMBAC Insured                                    10/14 at 100.00         AAA          1,567,260

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
       10,170    5.250%, 5/01/12 - MBIA Insured                                      11/11 at 101.00         AAA         10,932,445
        2,420    5.250%, 5/01/17 - MBIA Insured                                      11/11 at 101.00         AAA          2,602,541
        1,000    5.000%, 5/01/30 - MBIA Insured                                      11/11 at 101.00         AAA          1,032,490

        6,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          6,414,900
                 Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 -
                 AMBAC Insured

        1,995   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          2,126,371
                 Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 -
                 MBIA Insured

        1,845   New York City Transitional Finance Authority, New York, Future        2/14 at 100.00         AAA          1,939,409
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

        3,500   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          3,664,220
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

                New York Convention Center Development Corporation, Hotel
                Unit Fee Revenue Bonds, Series 2005:
        2,535    5.000%, 11/15/30 - AMBAC Insured                                    11/15 at 100.00         AAA          2,644,056
        6,065    5.000%, 11/15/44 - AMBAC Insured                                    11/15 at 100.00         AAA          6,257,321

        3,750   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          4,071,375
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,047,310
                 Fund Bonds, Second Generation, Series 2004, 5.000%, 4/01/22 -
                 MBIA Insured

        8,455   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          9,614,350
                 Fund Bonds, Second Generation, Series 2005B, 5.500%, 4/01/20 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       12,400    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA         13,209,720
        1,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          1,062,750

        3,190   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          3,526,641
                 Refunding Bonds, State Facilities, Series 1995, 5.600%, 4/01/15 -
                 MBIA Insured

        1,980   Niagara Falls City School District, Niagara County, New York,         6/15 at 100.00         AAA          2,051,537
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured

                Puerto Rico Highway and Transportation Authority, Highway
                Revenue Refunding Bonds, Series 2002E:
        3,000    5.500%, 7/01/14 - FSA Insured                                          No Opt. Call         AAA          3,316,710
        6,000    5.500%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          6,725,280

------------------------------------------------------------------------------------------------------------------------------------
      153,245   Total Tax Obligation/Limited                                                                            164,098,192
------------------------------------------------------------------------------------------------------------------------------------


                                       37

                    Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.8% (8.4% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
$       3,815    5.500%, 11/15/19 - AMBAC Insured                                    11/12 at 100.00         AAA      $   4,163,386
        4,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          4,232,400

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        2,665    5.500%, 11/15/21 - MBIA Insured                                     11/12 at 100.00         AAA          2,891,072
        8,500    5.000%, 11/15/25 - MBIA Insured                                     11/12 at 100.00         AAA          8,833,880

        2,795   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          2,910,350
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
        1,700    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA          1,774,749
        5,700    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          5,941,794

        2,500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          2,634,900
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

        1,700   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          1,776,143
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/31 - XLCA Insured

        5,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AAA          5,332,450
                 Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/20 -
                 FGIC Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA          1,788,466
        3,800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          4,063,074

------------------------------------------------------------------------------------------------------------------------------------
       43,745   Total Transportation                                                                                     46,342,664
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 23.8% (15.6% OF TOTAL INVESTMENTS) (4)

           70   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             72,718
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 (Pre-refunded 2/15/07) -
                 MBIA Insured

        3,500   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 102.00         AAA          3,641,750
                 Bonds, Ithaca College, Series 1997, 5.250%, 7/01/26
                 (Pre-refunded 7/01/07) - AMBAC Insured

        2,945   Dormitory Authority of the State of New York, Judicial Facilities       No Opt. Call         AAA          3,513,650
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 (ETM)

        1,410   Dormitory Authority of the State of New York, Lease Revenue           7/11 at 100.00         AAA          1,531,063
                 Bonds, State University Dormitory Facilities, Series 2001,
                 5.500%, 7/01/20 (Pre-refunded 7/01/11) - FGIC Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,604,265
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded 3/15/13) - FGIC Insured

        8,100   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          8,761,446
                 State University Educational Facilities, Series 2002A,
                 5.125%, 5/15/19 (Pre-refunded 5/15/12) - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,713,828
        2,230    0.000%, 7/01/18 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,920,521
        2,495    0.000%, 7/01/19 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          2,148,744
        1,870    0.000%, 7/01/21 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,610,481

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
          910    5.750%, 6/15/19 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,005,923
        1,410    5.750%, 6/15/20 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,558,628

        3,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          3,180,510
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded
                 10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded 10/01/14) - FSA Insured               10/14 at 100.00         AAA          4,296,280
        1,000    5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured               10/14 at 100.00         AAA          1,074,070

                Metropolitan Transportation Authority, New York, Transit
                Facilities Revenue Bonds, Series 1998B:
       10,000    4.875%, 7/01/18 - FGIC Insured (ETM)                                 7/08 at 101.00         AAA         10,341,900
        4,500    4.750%, 7/01/26 - FGIC Insured (ETM)                                 7/08 at 101.00         AAA          4,575,870


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       2,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA      $   2,184,380
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.750%, 6/15/27 (Pre-refunded 6/15/11) -
                 MBIA Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 1998A:
           15    5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured                8/07 at 101.00         AAA             15,444
           75    5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured                8/07 at 101.00         AAA             77,222

        2,400   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          2,603,688
                 Fund Bonds, Second Generation, Series 2003A,
                 5.250%, 4/01/22 (Pre-refunded 4/01/13) - MBIA Insured

        2,200   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          2,359,478
                 Fund Bonds, Second Generation, Series 2004,
                 5.000%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured

        4,930   New York State Thruway Authority, Highway and Bridge Trust           10/11 at 100.00         AAA          5,305,863
                 Fund Bonds, Series 2001B, 5.250%, 4/01/17 (Pre-refunded
                 10/01/11) - MBIA Insured

        6,965   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          7,519,762
                 Fund Bonds, Series 2002A, 5.250%, 4/01/20 (Pre-refunded
                 4/01/12) - FSA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
        3,125    5.375%, 4/01/17 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00         AAA          3,394,719
        3,000    5.375%, 4/01/18 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00         AAA          3,258,930

        6,000   New York State Urban Development Corporation, Service                 1/11 at 100.00         AAA          6,413,520
                 Contract Revenue Bonds, Correctional Facilities, Series 2000C,
                 5.250%, 1/01/30 (Pre-refunded 1/01/11) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       81,640   Total U.S. Guaranteed                                                                                    85,684,653
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 11.8% (7.8% OF TOTAL INVESTMENTS)

        1,650   Islip Resource Recovery Agency, New York, Revenue Bonds,                No Opt. Call         AAA          1,904,496
                 Series 1994B, 7.250%, 7/01/11 - AMBAC Insured (Alternative
                 Minimum Tax)

        7,000   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          7,267,190
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24 - FSA Insured                                          No Opt. Call         AAA          1,793,000
        4,000    0.000%, 6/01/25 - FSA Insured                                          No Opt. Call         AAA          1,711,040
        5,000    0.000%, 6/01/26 - FSA Insured                                          No Opt. Call         AAA          2,038,050
        7,000    0.000%, 6/01/27 - FSA Insured                                          No Opt. Call         AAA          2,706,620
       10,500    0.000%, 6/01/28 - FSA Insured                                          No Opt. Call         AAA          3,873,240
        7,000    0.000%, 6/01/29 - FSA Insured                                          No Opt. Call         AAA          2,457,420

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          2,572,100
        2,500    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,645,375

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        6,180    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          6,493,882
        4,720    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA          4,943,917

                New York State Power Authority, General Revenue Bonds,
                Series 2006A:
        1,300    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA          1,383,148
          865    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            918,215

------------------------------------------------------------------------------------------------------------------------------------
       64,215   Total Utilities                                                                                          42,707,693
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 6.3% (4.1% OF TOTAL INVESTMENTS)

          830   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            910,145
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,360   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,486,072
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.000%, 6/15/33 - MBIA Insured

        4,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          4,218,800
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          2,071,320
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured


                                       39

                    Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       6,525   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA      $   6,820,844
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        7,000   Suffolk County Water Authority, New York, Waterworks Revenue          6/15 at 100.00         AAA          7,310,940
                 Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       21,715   Total Water and Sewer                                                                                    22,818,121
------------------------------------------------------------------------------------------------------------------------------------
$     544,086   Total Investments (cost $527,074,403) - 152.5%                                                          550,321,822
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      7,444,300
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.6)%                                                       (197,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 360,766,122
                ====================================================================================================================

                         All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                    Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
                    Portfolio of
                            INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 18.3% (12.2% OF TOTAL INVESTMENTS)

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$         250    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA      $     272,968
          250    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            273,310

                Dormitory Authority of the State of New York, General Revenue
                Bonds, New York University, Series 2001-1:
        1,500    5.500%, 7/01/24 - AMBAC Insured                                        No Opt. Call         AAA          1,726,950
          500    5.500%, 7/01/40 - AMBAC Insured                                        No Opt. Call         AAA            589,335

        4,820   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         Aaa          4,992,363
                 Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 -
                 AMBAC Insured

          810   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA            849,722
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/20 -
                 AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue           7/32 at 100.00         AAA          1,080,870
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          700   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            787,472
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          1,123,080
                 State University Educational Facilities, Series 1993A,
                 5.500%, 5/15/19 - AMBAC Insured

        1,270   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          1,344,511
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/16 - FGIC Insured

        2,200   Dormitory Authority of the State of New York, Second General            No Opt. Call         AAA          2,479,224
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

        1,935   Dormitory Authority of the State of New York, State and Local         7/15 at 100.00         AAA          2,050,229
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

        4,000   New York City Trust for Cultural Resources, New York, Revenue         4/07 at 101.00         AAA          4,121,720
                 Bonds, American Museum of Natural History, Series 1997A,
                 5.650%, 4/01/22 - MBIA Insured

        1,250   New York City Trust for Cultural Resources, New York, Revenue         1/07 at 102.00         AAA          1,291,963
                 Refunding Bonds, Museum of Modern Art, Series 1996A,
                 5.500%, 1/01/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       21,485   Total Education and Civic Organizations                                                                  22,983,717
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 21.2% (14.1% OF TOTAL INVESTMENTS)

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/06 at 101.00         AAA          3,064,560
                 Mortgage Hospital Revenue Bonds, Ellis Hospital, Series 1995,
                 5.600%, 8/01/25 - MBIA Insured

          200   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            207,312
                 Mortgage Hospital Revenue Bonds, Hospital for Special
                 Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured

        2,910   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          2,930,603
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

        1,400   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          1,454,306
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

        1,205   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,251,561
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA          3,180,900
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        2,740   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          2,855,601
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured


                                       41

                    Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,450   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA      $   2,628,630
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          1/08 at 102.00         AAA          1,564,875
                 Vassar Brothers Hospital, Series 1997, 5.250%, 7/01/17 -
                 FSA Insured

        3,450   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          3,627,330
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001A, 5.250%, 7/01/31 - AMBAC Insured

        1,000   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA          1,080,530
                 Health System Revenue Bonds, Series 2002A, 5.500%, 2/15/17 -
                 FSA Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,625    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,728,350
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,063,600

------------------------------------------------------------------------------------------------------------------------------------
       25,480   Total Health Care                                                                                        26,638,158
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.4% (2.3% OF TOTAL INVESTMENTS)

        2,165   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          2,253,505
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

        1,990   New York State Housing Finance Agency, Mortgage Revenue               5/06 at 102.00         AAA          2,033,879
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,155   Total Housing/Multifamily                                                                                 4,287,384
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.7% (1.1% OF TOTAL INVESTMENTS)

        1,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          1,078,340
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

          850   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 102.00         AAA            882,113
                 Bonds, NYSARC Inc., Series 2001A, 5.000%, 7/01/26 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,850   Total Long-Term Care                                                                                      1,960,453
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 12.5% (8.3% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds, Series 2003A:
          500    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa            539,975
          500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa            536,640
          600    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa            644,196
          600    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa            644,196

          315   Erie County, New York, General Obligation Bonds, Series 2004B,          No Opt. Call         Aaa            340,430
                 5.250%, 4/01/13 - MBIA Insured

          210   Nassau County, New York, General Obligation Improvement                 No Opt. Call         AAA            234,694
                 Bonds, Series 1993H, 5.500%, 6/15/16 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal             2/08 at 101.00         AAA          2,072,880
                 Series 1998F, 5.250%, 8/01/16 - FGIC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
          650    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA            692,790
        1,180    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          1,260,736
        1,000    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          1,053,070
        1,100    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,155,946

        2,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          2,111,360
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

        1,000   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          1,210,960
                 Public Improvement Bonds, Series 1994, 7.500%, 3/01/13 -
                 MBIA Insured

        1,000   Red Hook Central School District, Dutchess County, New York,          6/12 at 100.00         Aaa          1,061,620
                 General Obligation Refunding Bonds, Series 2002,
                 5.125%, 6/15/18 - FSA Insured

          500   West Islip Union Free School District, Suffolk County, New York,     10/15 at 100.00         Aaa            534,385
                 General Obligation Bonds, Series 2005, 5.000%, 10/01/16 -
                 FSA Insured

        1,525   Yonkers, New York, General Obligation Bonds, Series 2005A,            8/15 at 100.00         AAA          1,615,539
                 5.000%, 8/01/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,680   Total Tax Obligation/General                                                                             15,709,417
------------------------------------------------------------------------------------------------------------------------------------


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 47.0% (31.3% OF TOTAL INVESTMENTS)

$         690   Dormitory Authority of the State of New York, Department of           7/15 at 100.00         AAA      $     739,818
                 Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 -
                 CIFG Insured

          145   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA            152,304
                 Revenue Bonds, Mental Health Services Facilities, Series
                 2000D, 5.250%, 8/15/30 - FSA Insured

          500   Dormitory Authority of the State of New York, Lease Revenue           8/14 at 100.00         AAA            519,550
                 Bonds, Wayne-Finger Lakes Board of Cooperative Education
                 Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

        1,210   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          1,271,226
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

          750   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA            780,765
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

          925   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            987,058
                 Mental Health Services Facilities Improvements,
                 Series 2005D-1, 5.000%, 2/15/15 - FGIC Insured

          495   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            527,091
                 Mental Health Services Facilities Improvements, Series 2005D,
                 5.000%, 2/15/14 - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                School Districts Financing Program, Series 2002D:
        4,300    5.250%, 10/01/23 - MBIA Insured                                     10/12 at 100.00         AAA          4,593,561
          875    5.000%, 10/01/30 - MBIA Insured                                     10/12 at 100.00         AAA            903,149

          375   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            395,048
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

          750   Erie County Industrial Development Agency, New York, School           5/12 at 100.00         AAA            825,833
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2003, 5.750%, 5/01/19 - FSA Insured

          500   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA            555,420
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        2,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          2,655,300
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        1,350   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          1,468,301
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,500    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          1,723,095
        1,500    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          1,631,445
        2,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          2,073,660

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,000    5.000%, 11/15/18 - AMBAC Insured                                    11/18 at 100.00         AAA          1,060,240
          580    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA            596,594
          580    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA            595,074

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA            524,600
          920    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            965,264
          680    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            712,470
        3,840    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          4,017,754

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2003C:
        1,000    5.250%, 8/01/20 - AMBAC Insured                                      8/12 at 100.00         AAA          1,073,720
        2,345    5.250%, 8/01/21 - AMBAC Insured                                      8/12 at 100.00         AAA          2,507,157

        1,000   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          1,065,850
                 Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 -
                 MBIA Insured

        1,000   New York City Transitional Finance Authority, New York, Future        2/14 at 100.00         AAA          1,051,170
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

        1,500   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          1,570,380
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured


                                       43

                    Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York Convention Center Development Corporation, Hotel
                Unit Fee Revenue Bonds, Series 2005:
$       1,035    5.000%, 11/15/30 - AMBAC Insured                                    11/15 at 100.00         AAA      $   1,079,526
        2,065    5.000%, 11/15/44 - AMBAC Insured                                    11/15 at 100.00         AAA          2,130,481

        1,500   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          1,628,550
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,045,240
                 Fund Bonds, Second Generation, Series 2004, 5.000%, 4/01/23 -
                 MBIA Insured

        2,960   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          3,365,875
                 Fund Bonds, Second Generation, Series 2005B, 5.500%, 4/01/20 -
                 AMBAC Insured

          750   New York State Thruway Authority, State Personal Income Tax           9/14 at 100.00         AAA            784,440
                 Revenue Bonds, Series 2004A, 5.000%, 3/15/24 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        2,100    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          2,237,130
        3,800    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,038,450

        1,900   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          2,039,270
                 Bonds, Correctional Facilities, Series 1994A, 5.250%, 1/01/14 -
                 FSA Insured

          345   Niagara Falls City School District, Niagara County, New York,         6/15 at 100.00         AAA            357,465
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured

        1,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,120,880
                 Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 -
                 FSA Insured

        1,500   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          1,575,390
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       55,265   Total Tax Obligation/Limited                                                                             58,945,594
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 11.4% (7.6% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
          500    5.500%, 11/15/19 - AMBAC Insured                                    11/12 at 100.00         AAA            545,660
        2,010    5.000%, 11/15/25 - FGIC Insured                                     11/12 at 100.00         AAA          2,088,953

        2,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          2,078,560
                 Revenue Refunding Bonds, Series 2002E, 5.000%, 11/15/25 -
                 MBIA Insured

        1,475   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          1,535,873
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          600    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            626,382
        1,900    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          1,980,598

          500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA            526,980
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Fortieth Series 2005:
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,048,810
          565    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            590,306

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            888,537
        2,300    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,459,229

------------------------------------------------------------------------------------------------------------------------------------
       13,630   Total Transportation                                                                                     14,369,888
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 15.8% (10.5% OF TOTAL INVESTMENTS) (4)

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          2,139,020
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded 3/15/13) - FGIC Insured

        3,215   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA          2,768,822
                 University of Rochester, Series 2000A, 0.000%, 7/01/24
                 (Pre-refunded 7/01/10) - MBIA Insured


                                       44

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$         500   Longwood Central School District, Suffolk County, New York,           6/11 at 101.00         Aaa      $     552,705
                 Series 2000, 5.750%, 6/15/20 (Pre-refunded 6/15/11) -
                 FGIC Insured

        1,500   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          1,590,255
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded
                 10/01/15) - FGIC Insured

          500   Metropolitan Transportation Authority, New York, Dedicated Tax       10/14 at 100.00         AAA            537,035
                 Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded
                 10/01/14) - FSA Insured

        1,250   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,356,087
                 Fund Bonds, Second Generation, Series 2003A, 5.250%, 4/01/23
                 (Pre-refunded 4/01/13) - MBIA Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,072,490
                 Fund Bonds, Second Generation, Series 2004, 5.000%, 4/01/20
                 (Pre-refunded 4/01/14) - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002A:
        1,500    5.250%, 4/01/17 (Pre-refunded 4/01/12) - FSA Insured                 4/12 at 100.00         AAA          1,619,475
        1,000    5.250%, 4/01/18 (Pre-refunded 4/01/12) - FSA Insured                 4/12 at 100.00         AAA          1,079,650

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
          545    5.375%, 4/01/17 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00         AAA            592,039
          600    5.375%, 4/01/18 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00         AAA            651,786
        1,000    5.000%, 4/01/20 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00         AAA          1,066,330

        2,000   New York State Urban Development Corporation, State Personal          3/13 at 100.00         AAA          2,199,520
                 Income Tax Revenue Bonds, State Facilities and Equipment,
                 Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) -
                 FGIC Insured

        2,115   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,341,072
                 Water Treatment Plant Bonds, Series 1994, 8.500%, 11/01/08 -
                 MBIA Insured (Alternative Minimum Tax) (ETM)

          265   Suffolk County Water Authority, New York, Subordinate Lien              No Opt. Call         AAA            284,250
                 Waterworks Revenue Bonds, Series 1993, 5.100%, 6/01/12 -
                 MBIA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       18,990   Total U.S. Guaranteed                                                                                    19,850,536
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.0% (6.0% OF TOTAL INVESTMENTS)

        5,050   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          5,242,756
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
          500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA            514,420
          625    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA            661,344

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        2,270    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          2,385,293
        1,730    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA          1,812,071

                New York State Power Authority, General Revenue Bonds,
                Series 2006A:
          375    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA            398,985
          250    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            265,380

------------------------------------------------------------------------------------------------------------------------------------
       10,800   Total Utilities                                                                                          11,280,249
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 9.8% (6.6% OF TOTAL INVESTMENTS)

        1,830   Monroe County Water Authority, New York, Water System                 8/11 at 101.00         AAA          1,931,089
                  Revenue Bonds, Series 2001, 5.250%, 8/01/36 - MBIA Insured

        1,660   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,820,290
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          1,054,700
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          2,071,320
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        1,980   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          2,069,773
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

          735   Suffolk County Water Authority, New York, Subordinate Lien              No Opt. Call         AAA            784,965
                 Waterworks Revenue Bonds, Series 1993, 5.100%, 6/01/12 -
                 MBIA Insured


                                       45

                    Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,500   Suffolk County Water Authority, New York, Waterworks                  6/15 at 100.00         AAA      $   2,611,050
                 Revenue Bonds, Series 2005C, 5.000%, 6/01/28 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       11,705   Total Water and Sewer                                                                                    12,343,187
------------------------------------------------------------------------------------------------------------------------------------
$     178,040   Total Investments (cost $182,126,572) - 150.1%                                                          188,368,583
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      2,142,753
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.8)%                                                        (65,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 125,511,336
                ====================================================================================================================

                         All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                    Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
                    Portfolio of
                            INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.1% (2.8% OF TOTAL INVESTMENTS)

$       2,890   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB      $   2,926,963
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB          1,041,270
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          875   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            893,690
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        4,765   Total Consumer Staples                                                                                    4,861,923
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 12.7% (8.6% OF TOTAL INVESTMENTS)

        4,000   Dormitory Authority of the State of New York, Insured Revenue           No Opt. Call         AAA          4,349,720
                 Bonds, Mount Sinai School of Medicine, Series 1994A,
                 5.150%, 7/01/24 - MBIA Insured

        1,280   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          1,326,758
                 Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue           7/32 at 100.00         AAA          1,080,870
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            562,480
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        3,250   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          3,810,625
                 New York University, Series 1998A, 6.000%, 7/01/18 -
                 MBIA Insured

           25   New York City Trust for Cultural Resources, New York, Revenue         4/07 at 101.00         AAA             25,761
                 Bonds, American Museum of Natural History, Series 1997A,
                 5.650%, 4/01/22 - MBIA Insured

        4,000   New York City Trust for Cultural Resources, New York, Revenue         7/12 at 100.00         AAA          4,155,600
                 Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,055   Total Education and Civic Organizations                                                                  15,311,814
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.4% (16.4% OF TOTAL INVESTMENTS)

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          2,014,160
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        1,400   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          1,454,306
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

        9,800   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA         10,432,196
                 Mortgage Revenue Bonds, New York Hospital Medical Center
                 of Queens, Series 1999, 5.600%, 2/15/39 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,037,160
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

        2,050   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          2,176,198
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 -
                 MBIA Insured

          170   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA            180,251
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        1,725   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          1,797,778
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

        1,630   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          1,748,843
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          600   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            630,096
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23


                                       47

                    Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,500   Dormitory Authority of the State of New York, Secured Hospital        2/08 at 101.50         AAA      $   2,597,275
                 Revenue Bonds, Bronx Lebanon Hospital, Series 1998E,
                 5.200%, 2/15/15 - MBIA Insured

          690   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA            745,566
                 Health System Revenue Bonds, Series 2002A, 5.500%, 2/15/17 -
                 FSA Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,500    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,595,400
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,063,600

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Huntington Hospital, Series 2002C:
          725    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1            775,475
        1,045    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1          1,095,108

------------------------------------------------------------------------------------------------------------------------------------
       27,835   Total Health Care                                                                                        29,343,412
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.7% (3.9% OF TOTAL INVESTMENTS)

                Dormitory Authority of the State of New York, GNMA
                Collateralized Revenue Bonds, Willow Towers Inc., Series 2002:
        1,000    5.250%, 2/01/22                                                      8/12 at 101.00         AAA          1,061,760
        1,500    5.400%, 2/01/34                                                      8/12 at 101.00         AAA          1,593,675

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
        2,725    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA          2,821,220
        1,375    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA          1,414,614

------------------------------------------------------------------------------------------------------------------------------------
        6,600   Total Housing/Multifamily                                                                                 6,891,269
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 14.8% (9.9% OF TOTAL INVESTMENTS)

           Buffalo, New York, General Obligation Bonds, Series 2002B:
        1,490    5.375%, 11/15/18 - MBIA Insured                                     11/12 at 100.00         AAA          1,613,491
        2,375    5.375%, 11/15/20 - MBIA Insured                                     11/12 at 100.00         AAA          2,571,840

        1,240   Canandaigua City School District, Ontario County, New York,           4/12 at 101.00         Aaa          1,345,809
                 General Obligation Refunding Bonds, Series 2002A,
                 5.375%, 4/01/17 - FSA Insured

        3,000   New York City, New York, General Obligation Bonds, Fiscal             3/11 at 101.00         AAA          3,209,250
                 Series 2001H, 5.250%, 3/15/16 - FGIC Insured

        3,250   New York City, New York, General Obligation Bonds, Fiscal             3/12 at 100.00         AAA          3,418,090
                 Series 2002C, 5.125%, 3/15/25 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,700    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          1,790,219
        1,100    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,155,946

          525   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            559,088
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          2,111,360
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
       16,680   Total Tax Obligation/General                                                                             17,775,093
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 34.6% (23.2% OF TOTAL INVESTMENTS)

          250   Dormitory Authority of the State of New York, 853 Schools             7/08 at 101.00         AAA            260,607
                 Program Insured Revenue Bonds, Vanderheyden Hall Inc.,
                 Issue 2, Series 1998F, 5.250%, 7/01/18 - AMBAC Insured

          220   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA            230,993
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 - FSA Insured

          300   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA            312,306
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          3,204,810
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

          160   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            168,554
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured


                                       48

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         400   Erie County Industrial Development Agency, New York, School           5/12 at 100.00         AAA      $     440,444
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2003, 5.750%, 5/01/20 - FSA Insured

        2,290   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          2,432,255
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

        4,000   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          4,155,120
                 Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 -
                 FGIC Insured

        1,000   Nassau County Interim Finance Authority, New York, Sales Tax         11/18 at 100.00         AAA          1,060,240
                 Secured Revenue Bonds, Series 2003A, 5.000%, 11/15/18 -
                 AMBAC Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA            524,600
        1,400    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,468,880
        1,040    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          1,089,660

        5,000   New York City Transitional Finance Authority, New York, Future       11/11 at 101.00         AAA          5,375,350
                 Tax Secured Bonds, Fiscal Series 2002B, 5.250%, 5/01/16 -
                 MBIA Insured

        1,000   New York City Transitional Finance Authority, New York, Future        8/12 at 100.00         AAA          1,069,150
                 Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 -
                 AMBAC Insured

          500   New York City Transitional Finance Authority, New York, Future        2/14 at 100.00         AAA            525,585
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

                New York Convention Center Development Corporation, Hotel
                Unit Fee Revenue Bonds, Series 2005:
          500    5.000%, 11/15/30 - AMBAC Insured                                    11/15 at 100.00         AAA            521,510
        1,000    5.000%, 11/15/44 - AMBAC Insured                                    11/15 at 100.00         AAA          1,031,710

        1,000   New York State Local Government Assistance Corporation,              10/08 at 101.00         AAA          1,039,770
                 Revenue Bonds, Series 1998A, 5.000%, 4/01/15 - FGIC Insured

        2,625   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          2,984,940
                 Fund Bonds, Second Generation, Series 2005B, 5.500%, 4/01/20 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,900    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          2,024,070
        1,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          1,062,750

          750   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            809,033
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        8,600   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          9,730,470
                 Refunding Bonds, State Facilities, Series 1995, 5.700%, 4/01/20 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       38,435   Total Tax Obligation/Limited                                                                             41,522,807
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 12.4% (8.3% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        2,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          2,116,200
        4,000    5.000%, 11/15/25 - FGIC Insured                                     11/12 at 100.00         AAA          4,157,120

          140   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            145,778
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          350    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            365,390
        1,000    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          1,042,420

           85   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA             89,587
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
          500    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            532,970
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,048,810
          345    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            360,453


                                       49

                    Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       4,000   Port Authority of New York and New Jersey, Consolidated               8/08 at 101.00         AAA      $   4,129,960
                 Revenue Bonds, One Hundred Twenty-Fourth Series 2001,
                 5.000%, 8/01/11 - FGIC Insured (Alternative Minimum Tax)

          780   Triborough Bridge and Tunnel Authority, New York, Subordinate           No Opt. Call         AAA            888,537
                 Lien General Purpose Revenue Refunding Bonds, Series 2002E,
                 5.500%, 11/15/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,200   Total Transportation                                                                                     14,877,225
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 14.8% (9.9% OF TOTAL INVESTMENTS) (4)

          180   Dormitory Authority of the State of New York, Judicial Facilities       No Opt. Call         AAA            214,756
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 (ETM)

        4,750   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          5,105,680
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/27 (Pre-refunded 5/15/12) - FGIC Insured

          935   New York State Housing Finance Agency, Construction Fund                No Opt. Call         AAA          1,054,708
                 Bonds, State University, Series 1986A, 8.000%, 5/01/11 (ETM)

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,084,870
                 Fund Bonds, Second Generation, Series 2003A,
                 5.250%, 4/01/23 (Pre-refunded 4/01/13) - MBIA Insured

        3,000   New York State Urban Development Corporation, State                   3/12 at 100.00         AAA          3,218,130
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded
                 3/15/12)

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002C-1:
        1,000    5.500%, 3/15/20 (Pre-refunded 3/15/13) - FGIC Insured                3/13 at 100.00         AAA          1,099,760
        1,500    5.500%, 3/15/21 (Pre-refunded 3/15/13) - FGIC Insured                3/13 at 100.00         AAA          1,649,640

        2,575   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          2,762,434
                 Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

        1,475   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                     7/12 at 100.00         AAA          1,588,605
                 Series 2002-1, 5.500%, 7/15/24 (Pre-refunded 7/15/12)

------------------------------------------------------------------------------------------------------------------------------------
       16,415   Total U.S. Guaranteed                                                                                    17,778,583
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 19.8% (13.3% OF TOTAL INVESTMENTS)

        1,000   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          1,038,170
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        5,000    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          5,144,200
        2,715    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,872,877

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        1,700    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          1,786,343
        1,300    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA          1,361,672

        5,000   New York State Energy Research and Development Authority,            11/08 at 102.00         AAA          5,231,800
                 Pollution Control Revenue Refunding Bonds, Niagara Mohawk
                 Power Corporation, Series 1998A, 5.150%, 11/01/25 -
                 AMBAC Insured

        5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          5,289,800
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

        1,090   Westchester County Industrial Development Agency,                     7/07 at 101.00         BBB          1,114,536
                 Westchester County, New York, Resource Recovery Revenue
                 Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       22,805   Total Utilities                                                                                          23,839,398
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.6% (3.7% OF TOTAL INVESTMENTS)

        2,665   Albany Municipal Water Finance Authority, New York, Second            6/08 at 100.00         AAA          2,750,493
                 Resolution Revenue Bonds, Series 2003A, 5.250%, 12/01/18 -
                 MBIA Insured


                                       50

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,500   Niagara Falls Public Water Authority, New York, Water and             7/15 at 100.00         AAA      $   1,554,600
                 Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/28 -
                 XLCA Insured

        2,295   Suffolk County Water Authority, New York, Waterworks Revenue          6/15 at 100.00         AAA          2,396,944
                 Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
        6,460   Total Water and Sewer                                                                                     6,702,037
------------------------------------------------------------------------------------------------------------------------------------
$     168,250   Total Investments (cost $171,827,267) - 148.9%                                                          178,903,561
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      2,272,753
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                        (61,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 120,176,314
                ====================================================================================================================

                         At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                    Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)
                    Portfolio of
                            INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.7% (2.5% OF TOTAL INVESTMENTS)

$       1,500   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB      $   1,561,905
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          355   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            362,583
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        1,855   Total Consumer Staples                                                                                    1,924,488
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 19.6% (13.0% OF TOTAL INVESTMENTS)

        2,000   Dormitory Authority of the State of New York, Insured Revenue         9/12 at 100.00          AA          2,055,680
                 Bonds, Long Island University, Series 2003A, 5.000%, 9/01/32 -
                 RAAI Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue           No Opt. Call         AAA          2,174,860
                 Bonds, Mount Sinai School of Medicine, Series 1994A,
                 5.150%, 7/01/24 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue           7/32 at 100.00         AAA          1,080,870
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00          AA          1,026,520
                 Mount St. Mary College, Series 2003, 5.000%, 7/01/32 -
                 RAAI Insured

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,          7/12 at 100.00         Aaa          2,665,450
                 Rochester Institute of Technology, Series 2002A,
                 5.250%, 7/01/22 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Second General          7/10 at 101.00         AAA          1,100,770
                 Resolution Consolidated Revenue Refunding Bonds, City
                 University System, Series 2000A, 6.125%, 7/01/13 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,500   Total Education and Civic Organizations                                                                  10,104,150
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 21.8% (14.5% OF TOTAL INVESTMENTS)

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 100.00         AAA          2,065,860
                 Mortgage Hospital Revenue Bonds, Lutheran Medical Center,
                 Series 2003, 5.000%, 8/01/31 - MBIA Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          3,092,520
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.000%, 2/01/31 - AMBAC Insured

          500   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            518,580
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

           25   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA             26,055
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          825   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA            885,151
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          5/13 at 100.00          A3            527,970
                 North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23

          750   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            787,620
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          500   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA            540,265
                 Health System Revenue Bonds, Series 2002A, 5.500%, 2/15/17 -
                 FSA Insured

        2,640   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          2,807,904
                 Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/21 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,740   Total Health Care                                                                                        11,251,925
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.4% (1.6% OF TOTAL INVESTMENTS)

        1,185   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 102.00         AAA          1,247,402
                 Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
                 Geriatric Center Inc., Series 2002, 5.200%, 2/01/32
------------------------------------------------------------------------------------------------------------------------------------


                                       52

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 8.7% (5.8% OF TOTAL INVESTMENTS)

$       2,310   New York City, New York, General Obligation Bonds,                    8/08 at 101.00         AAA      $   2,392,883
                 Fiscal Series 1998H, 5.125%, 8/01/25 - MBIA Insured

          250   New York City, New York, General Obligation Bonds, Fiscal            11/14 at 100.00         AAA            263,268
                 Series 2004E, 5.000%, 11/01/19 - FSA Insured

          225   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            239,609
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

        1,500   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          1,583,520
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,285   Total Tax Obligation/General                                                                              4,479,280
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 41.1% (27.3% OF TOTAL INVESTMENTS)

        2,695   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue         No Opt. Call         AAA          2,904,401
                 State Aid Secured Bonds, Series 2004A, 5.250%, 8/15/12 -
                 MBIA Insured

          145   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA            152,246
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 - FSA Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          3,204,810
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        1,000   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          1,038,780
                 Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 -
                 FGIC Insured

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            585,049
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          610    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            640,012
          555    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            581,501

        3,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          3,221,160
                 Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/18 -
                 AMBAC Insured

        2,000   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          2,093,840
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,290   New York State Environmental Facilities Corporation, State            1/13 at 100.00         AAA          1,343,561
                 Personal Income Tax Revenue Bonds, Series 2002A,
                 5.000%, 1/01/23 - FGIC Insured

          950   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          1,080,264
                 Fund Bonds, Second Generation, Series 2005B, 5.500%, 4/01/20 -
                 AMBAC Insured

        1,200   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA          1,278,360
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

          750   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            809,033
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

          100   New York State Urban Development Corporation, Revenue                 1/08 at 102.00         AAA            103,911
                 Refunding Bonds, Correctional Capital Facilities, Series 1998,
                 5.000%, 1/01/20 - MBIA Insured

        2,000   New York State Urban Development Corporation, Service                 1/17 at 100.00         AA-          2,136,960
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       19,855   Total Tax Obligation/Limited                                                                             21,173,888
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 8.2% (5.4% OF TOTAL INVESTMENTS)

        1,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          1,039,280
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/25 -
                 FGIC Insured

        3,030   Port Authority of New York and New Jersey, Consolidated              11/12 at 101.00         AAA          3,183,773
                 Revenue Bonds, One Hundred Twenty-Eighth Series 2002,
                 5.000%, 11/01/22 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,030   Total Transportation                                                                                      4,223,053
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 23.0% (15.2% OF TOTAL INVESTMENTS) (4)

          395   Dormitory Authority of the State of New York, Lease Revenue           7/09 at 101.00         AAA            416,504
                 Bonds, State University Dormitory Facilities, Series 1999B,
                 5.125%, 7/01/28 (Pre-refunded 7/01/09) - MBIA Insured


                                       53

                    Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK) (continued)
                         Portfolio of INVESTMENTS March 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       2,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA      $   2,673,775
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded 3/15/13) - FGIC Insured

          100   Erie County Water Authority, New York, Water Revenue Bonds,          12/09 at 100.00         AAA            114,777
                 Series 1990B, 6.750%, 12/01/14 - AMBAC Insured (ETM)

           90   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA             94,003
                 Series 1998H, 5.125%, 8/01/25 (Pre-refunded 8/01/08) -
                 MBIA Insured

        3,500   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          3,732,155
                 Fund Bonds, Series 2002B, 5.000%, 4/01/20 (Pre-refunded
                 4/01/12) - AMBAC Insured

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002C-1:
        1,000    5.500%, 3/15/20 (Pre-refunded 3/15/13) - FGIC Insured                3/13 at 100.00         AAA          1,099,760
        1,000    5.500%, 3/15/21 (Pre-refunded 3/15/13) - FGIC Insured                3/13 at 100.00         AAA          1,099,760

        1,975   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AAA          2,115,758
                 Purpose Revenue Bonds, Series 2002A, 5.125%, 1/01/31
                 (Pre-refunded 1/01/12) - MBIA Insured

          450   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         AAA            489,407
                 Series 1999-1, 6.250%, 7/15/34 (Mandatory put 7/15/24)
                 (Pre-refunded 7/15/09)

------------------------------------------------------------------------------------------------------------------------------------
       11,010   Total U.S. Guaranteed                                                                                    11,835,899
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 20.9% (13.8% OF TOTAL INVESTMENTS)

        4,000   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          4,152,678
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        1,130    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          1,187,393
          870    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA            911,273

        2,000   New York State Power Authority, General Revenue Bonds,               11/12 at 100.00         Aa2          2,093,800
                 Series 2002A, 5.000%, 11/15/20

                New York State Power Authority, General Revenue Bonds,
                Series 2006A:
          165    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA            175,553
          110    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            116,767

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          2,115,920
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,275   Total Utilities                                                                                          10,753,384
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 1.4% (0.9% OF TOTAL INVESTMENTS)

          640   Niagara Falls Public Water Authority, New York, Water and             7/15 at 100.00         AAA            663,296
                 Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/28 -
                 XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      73,375   Total Investments (cost $75,485,314) - 150.8%                                                            77,656,765
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                        852,002
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.4)%                                                        (27,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  51,508,767
                ====================================================================================================================

                         At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                    Statement of
                         ASSETS AND LIABILITIES (Unaudited) March 31, 2006
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                              INVESTMENT QUALITY    SELECT QUALITY   QUALITY INCOME
                                                                                           (NQN)             (NVN)            (NUN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $389,617,099, $516,191,200 and
   $527,074,403, respectively)                                                      $402,485,216      $542,150,661     $550,321,822
Cash                                                                                     850,381            51,951               --
Receivables:
   Interest                                                                            5,762,894         7,549,430        7,678,008
   Investments sold                                                                           --                --        2,001,115
Other assets                                                                              38,925            48,091           42,836
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   409,137,416       549,800,133      560,043,781
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                --                --        1,828,340
Accrued expenses:
   Management fees                                                                       218,405           291,739          296,060
   Other                                                                                  87,098           105,411          108,996
Preferred share dividends payable                                                         47,699            28,062           44,263
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                  353,202           425,212        2,277,659
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                               144,000,000       193,000,000      197,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $264,784,214      $356,374,921     $360,766,122
====================================================================================================================================
Common shares outstanding                                                             17,720,933        23,435,202       24,083,739
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      14.94      $      15.21     $      14.98
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $    177,209      $    234,352     $    240,837
Paid-in surplus                                                                      248,922,800       327,923,797      335,102,933
Undistributed (Over-distribution of) net investment income                             1,345,116         1,787,584        1,649,706
Accumulated net realized gain (loss) from investments                                  1,470,972           469,727          525,227
Net unrealized appreciation (depreciation) of investments                             12,868,117        25,959,461       23,247,419
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $264,784,214      $356,374,921     $360,766,122
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000      200,000,000
   Preferred                                                                           1,000,000         1,000,000        1,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

                    Statement of
                        ASSETS AND LIABILITIES March 31, 2006 (Unaudited) (continued)
                                                                                                           INSURED          INSURED
                                                                                         INSURED          NEW YORK         NEW YORK
                                                                                        NEW YORK          DIVIDEND         TAX-FREE
                                                                                  PREMIUM INCOME         ADVANTAGE        ADVANTAGE
                                                                                           (NNF)             (NKO)            (NRK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $182,126,572, $171,827,267 and
   $75,485,314, respectively)                                                       $188,368,583      $178,903,561      $77,656,765
Cash                                                                                          --                --               --
Receivables:
   Interest                                                                            2,699,704         2,500,605          942,141
   Investments sold                                                                           --                --               --
Other assets                                                                              11,229             1,301            7,861
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   191,079,516       181,405,467       78,606,767
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                           402,655           145,427           62,908
Accrued expenses:
   Management fees                                                                       103,328            51,847           21,386
   Other                                                                                  45,659            26,365           11,487
Preferred share dividends payable                                                         16,538             5,514            2,219
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                  568,180           229,153           98,000
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                65,000,000        61,000,000       27,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $125,511,336      $120,176,314      $51,508,767
====================================================================================================================================
Common shares outstanding                                                              8,329,215         7,957,934        3,512,848
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      15.07      $      15.10      $     14.66
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $     83,292      $     79,579      $    35,128
Paid-in surplus                                                                      118,406,693       112,920,342       49,501,696
Undistributed (Over-distribution of) net investment income                               566,659           178,181          (83,529)
Accumulated net realized gain (loss) from investments                                    212,681           (78,082)        (115,979)
Net unrealized appreciation (depreciation) of investments                              6,242,011         7,076,294        2,171,451
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $125,511,336      $120,176,314      $51,508,767
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000         Unlimited        Unlimited
   Preferred                                                                           1,000,000         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                    Statement of
                          OPERATIONS Six Months Ended March 31, 2006 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                              INVESTMENT QUALITY    SELECT QUALITY   QUALITY INCOME
                                                                                           (NQN)             (NVN)            (NUN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 9,629,539       $13,088,570      $13,095,984
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        1,298,113         1,725,013        1,750,698
Preferred shares - auction fees                                                          179,628           240,887          245,834
Preferred shares - dividend disbursing agent fees                                         14,959            14,959           19,945
Shareholders' servicing agent fees and expenses                                           19,790            21,026           20,284
Custodian's fees and expenses                                                             41,167            62,013           65,291
Directors'/Trustees' fees and expenses                                                     4,679             6,466            6,425
Professional fees                                                                         11,660            13,939           14,085
Shareholders' reports - printing and mailing expenses                                     20,847            26,243           28,182
Stock exchange listing fees                                                                4,871             5,052            5,039
Investor relations expense                                                                15,059            19,777           19,908
Portfolio insurance expense                                                                   --             5,607               --
Other expenses                                                                            15,329            22,323           19,554
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                           1,626,102         2,163,305        2,195,245
   Custodian fee credit                                                                  (30,695)          (45,728)         (38,452)
   Expense reimbursement                                                                      --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           1,595,407         2,117,577        2,156,793
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   8,034,132        10,970,993       10,939,191
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                              1,471,028           471,103          536,156
Change in net unrealized appreciation (depreciation)
   of investments                                                                     (7,151,343)       (8,369,100)      (8,358,181)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                               (5,680,315)       (7,897,997)      (7,822,025)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (757,299)       (1,783,709)      (1,765,687)
From accumulated net realized gains                                                   (1,531,013)       (1,136,286)      (1,218,931)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                (2,288,312)       (2,919,995)      (2,984,618)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                                            $    65,505       $   153,001      $   132,548
====================================================================================================================================

                                 See accompanying notes to financial statements.

                    Statement of
                        OPERATIONS Six Months Ended March 31, 2006 (Unaudited) (continued)
                                                                                                           INSURED          INSURED
                                                                                         INSURED          NEW YORK         NEW YORK
                                                                                        NEW YORK          DIVIDEND         TAX-FREE
                                                                                  PREMIUM INCOME         ADVANTAGE        ADVANTAGE
                                                                                           (NNF)             (NKO)            (NRK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 4,424,010       $ 4,216,456      $ 1,779,395
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          611,716           580,373          252,108
Preferred shares - auction fees                                                           81,128            76,135           33,699
Preferred shares - dividend disbursing agent fees                                          9,973             4,986            4,986
Shareholders' servicing agent fees and expenses                                            7,787             1,030              486
Custodian's fees and expenses                                                             25,027            21,468           10,383
Directors'/Trustees' fees and expenses                                                     2,197             2,178              876
Professional fees                                                                          7,902             7,804            6,221
Shareholders' reports - printing and mailing expenses                                      8,438            10,591            6,044
Stock exchange listing fees                                                                5,046               338              149
Investor relations expense                                                                 8,301             8,028            4,974
Portfolio insurance expense                                                                   --                --               --
Other expenses                                                                             8,471             7,759            5,802
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                             775,986           720,690          325,728
   Custodian fee credit                                                                  (14,077)          (11,521)          (4,629)
   Expense reimbursement                                                                      --          (273,952)        (126,148)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             761,909           435,217          194,951
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  3,662,101         3,781,239        1,584,444
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                213,250           (77,389)          48,379
Change in net unrealized appreciation (depreciation)
   of investments                                                                     (2,923,813)       (2,592,960)      (1,143,825)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                               (2,710,563)       (2,670,349)      (1,095,446)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (520,089)         (663,973)        (325,463)
From accumulated net realized gains                                                     (419,333)         (238,047)         (14,861)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                  (939,422)         (902,020)        (340,324)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                                            $    12,116       $   208,870      $   148,674
====================================================================================================================================

                                 See accompanying notes to financial statements.

                    Statement of
                          CHANGES IN NET ASSETS (Unaudited)
                                        NEW YORK                            NEW YORK                          NEW YORK
                                  INVESTMENT QUALITY (NQN)             SELECT QUALITY (NVN)              QUALITY INCOME (NUN)
                             ---------------------------------  ---------------------------------  ---------------------------------
                             SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                      3/31/06          9/30/05           3/31/06          9/30/05           3/31/06         9/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 8,034,132     $ 16,823,792      $ 10,970,993     $ 22,714,987      $ 10,939,191    $ 22,347,087
Net realized gain (loss)
   from investments                 1,471,028       11,280,637           471,103        7,520,987           536,156       7,715,858
Net realized gain (loss)
   from forward swaps                      --               --                --               --                --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                  (7,151,343)     (14,661,338)       (8,369,100)      (9,640,550)       (8,358,181)     (9,585,443)
Change in net unrealized appreciation
   (depreciation) of forward swaps         --               --                --               --                --              --
Distributions to Preferred
   Shareholders:
   From net investment income        (757,299)      (2,241,432)       (1,783,709)      (3,192,789)       (1,765,687)     (3,322,753)
   From accumulated net
      realized gains               (1,531,013)        (207,408)       (1,136,286)        (165,437)       (1,218,931)       (134,345)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common
   shares from operations              65,505       10,994,251           153,001       17,237,198           132,548      17,020,404
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON
   SHAREHOLDERS
From net investment income         (7,008,631)     (16,586,798)       (9,362,365)     (21,419,779)       (9,551,614)    (21,167,079)
From accumulated net
   realized gains                  (9,475,383)      (4,864,391)       (6,350,504)      (2,999,710)       (6,512,243)     (2,167,643)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common
   shares from distributions
   to Common shareholders         (16,484,014)     (21,451,189)      (15,712,869)     (24,419,489)      (16,063,857)    (23,334,722)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares               (16,418,509)     (10,456,938)      (15,559,868)      (7,182,291)      (15,931,309)     (6,314,318)
Net assets applicable to
   Common shares at the
   beginning of period            281,202,723      291,659,661       371,934,789      379,117,080       376,697,431     383,011,749
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $264,784,214     $281,202,723      $356,374,921     $371,934,789      $360,766,122    $376,697,431
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $  1,345,116     $  1,076,914      $  1,787,584     $  1,962,665      $  1,649,706    $  2,027,816
====================================================================================================================================

                                 See accompanying notes to financial statements.

                    Statement of
                          CHANGES IN NET ASSETS (Unaudited) (continued)
                                     INSURED NEW YORK                    INSURED NEW YORK                 INSURED NEW YORK
                                    PREMIUM INCOME (NNF)              DIVIDEND ADVANTAGE (NKO)         TAX-FREE ADVANTAGE (NRK)
                             ---------------------------------  ---------------------------------  ---------------------------------
                             SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                      3/31/06          9/30/05           3/31/06          9/30/05           3/31/06         9/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 3,662,101      $ 7,599,744       $ 3,781,239       $ 7,780,214      $ 1,584,444     $ 3,159,002
Net realized gain (loss)
   from investments                   213,250        3,350,095           (77,389)        1,654,938           48,379         194,563
Net realized gain (loss)
   from forward swaps                      --               --                --                --               --        (164,162)
Change in net unrealized
   appreciation (depreciation)
   of investments                  (2,923,813)      (4,007,124)       (2,592,960)         (804,193)      (1,143,825)        748,362
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --               --                --                --               --          71,962
Distributions to Preferred
   Shareholders:
   From net investment income        (520,089)        (977,190)         (663,973)       (1,006,110)        (325,463)       (443,675)
   From accumulated net
      realized gains                 (419,333)         (91,205)         (238,047)          (58,911)         (14,861)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common
   shares from operations              12,116        5,874,320           208,870         7,565,938          148,674       3,566,052
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (3,177,596)      (7,358,861)       (3,218,984)       (6,835,866)      (1,233,008)     (2,701,380)
From accumulated net
   realized gains                  (2,743,643)      (1,528,887)       (1,482,563)         (921,520)         (89,226)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common
   shares from distributions
   to Common shareholders          (5,921,239)      (8,887,748)       (4,701,547)       (7,757,386)      (1,322,234)     (2,701,380)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets applicable
   to Common shares                (5,909,123)      (3,013,428)       (4,492,677)         (191,448)      (1,173,560)        864,672
Net assets applicable to
   Common shares at the
  beginning of period             131,420,459      134,433,887       124,668,991       124,860,439       52,682,327      51,817,655
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $125,511,336     $131,420,459      $120,176,314      $124,668,991      $51,508,767     $52,682,327
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $    566,659     $    602,243      $    178,181      $    279,899      $   (83,529)    $  (109,502)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc.
(NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF), Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) and Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of Insured New York Dividend Advantage's
(NKO) Common shares and Insured New York Tax-Free Advantage's (NRK) Common shares, which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors/Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Directors'/Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                         INSURED      INSURED      INSURED
                                  NEW YORK     NEW YORK    NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                INVESTMENT       SELECT     QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                   QUALITY      QUALITY      INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                     (NQN)        (NVN)       (NUN)        (NNF)        (NKO)        (NRK)
----------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                            960           --       2,200        1,320           --           --
   Series T                          2,400        1,720          --        1,280           --           --
   Series W                             --        2,400       2,200           --           --           --
   Series TH                            --        3,600       2,400           --        2,440        1,080
   Series F                          2,400           --       1,080           --           --           --
----------------------------------------------------------------------------------------------------------
Total                                5,760        7,720       7,880        2,600        2,440        1,080
==========================================================================================================

Insurance
New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Premium Income (NNF) invest only in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured New York Dividend Advantage (NKO) and Insured New York Tax-Free Advantage (NRK) invest at least 80% of their net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either
(i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions
The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swaps' termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

None of the Funds engaged in transactions in their own shares during the six months ended March 31, 2006, nor during the fiscal year ended September 30, 2005.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended March 31, 2006, were as follows:

                                                                           INSURED      INSURED      INSURED
                                  NEW YORK     NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                INVESTMENT       SELECT       QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                   QUALITY      QUALITY        INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                     (NQN)        (NVN)         (NUN)        (NNF)        (NKO)        (NRK)
------------------------------------------------------------------------------------------------------------
Purchases                      $42,401,218  $55,464,899   $51,167,817  $18,351,972  $11,752,835   $2,677,145
Sales and maturities            52,856,651   63,541,553    60,178,601   19,664,122   10,480,933    2,292,027
============================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was as follows:

                                            NEW YORK      NEW YORK      NEW YORK
                                          INVESTMENT        SELECT       QUALITY
                                             QUALITY       QUALITY        INCOME
                                               (NQN)         (NVN)         (NUN)
--------------------------------------------------------------------------------
Cost of investments                     $389,414,805  $516,052,736  $526,940,844
================================================================================


                                             INSURED       INSURED       INSURED
                                            NEW YORK      NEW YORK      NEW YORK
                                             PREMIUM      DIVIDEND      TAX-FREE
                                              INCOME     ADVANTAGE     ADVANTAGE
                                               (NNF)         (NKO)         (NRK)
--------------------------------------------------------------------------------
Cost of investments                     $182,061,151  $171,776,618   $75,649,311
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

                                                                       NEW YORK      NEW YORK      NEW YORK
                                                                     INVESTMENT        SELECT       QUALITY
                                                                        QUALITY       QUALITY        INCOME
                                                                          (NQN)         (NVN)         (NUN)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                     $14,886,405   $27,344,186   $24,669,815
   Depreciation                                                      (1,815,994)   (1,246,261)   (1,288,837)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments           $13,070,411   $26,097,925   $23,380,978
===========================================================================================================
                                                                        INSURED       INSURED       INSURED
                                                                       NEW YORK      NEW YORK      NEW YORK
                                                                        PREMIUM      DIVIDEND      TAX-FREE
                                                                         INCOME     ADVANTAGE     ADVANTAGE
                                                                          (NNF)         (NKO)         (NRK)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                      $6,929,919    $7,460,085    $2,319,148
   Depreciation                                                        (622,487)     (333,142)     (311,694)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments            $6,307,432    $7,126,943    $2,007,454
===========================================================================================================

The tax components of undistributed net investment income and net realized gains at September 30, 2005, the Funds' last tax year end, were as follows:

                                                                                     INSURED      INSURED      INSURED
                                              NEW YORK     NEW YORK    NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                            INVESTMENT       SELECT     QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                               QUALITY      QUALITY      INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                                 (NQN)        (NVN)       (NUN)        (NNF)        (NKO)        (NRK)
----------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *      $ 2,106,435   $3,484,665  $3,462,953   $1,108,940   $  782,123      $97,865
Undistributed net ordinary income **                --           --      31,355           --        4,227       15,427
Undistributed net long-term capital gains   11,006,407    7,485,414   7,729,456    3,162,408    1,715,690       88,465
======================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2005, paid on October 31, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended September 30, 2005, was designated for purposes of the dividends paid deduction as follows:

                                                                                      INSURED      INSURED      INSURED
                                              NEW YORK     NEW YORK     NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                            INVESTMENT       SELECT      QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                               QUALITY      QUALITY       INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                                 (NQN)        (NVN)        (NUN)        (NNF)        (NKO)        (NRK)
----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income   $19,017,826  $24,849,577  $24,701,084   $8,413,676   $7,899,143   $3,186,364
Distributions from net ordinary income **           --           --       22,888           --        3,793           --
Distributions from net long-term
   capital gains                             5,071,799    3,165,147    2,301,988    1,620,092      976,638           --
=======================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                               NEW YORK INVESTMENT QUALITY (NQN)
                                                   NEW YORK SELECT QUALITY (NVN)
AVERAGE DAILY NET ASSETS                           NEW YORK QUALITY INCOME (NUN)
(INCLUDING NET ASSETS                      INSURED NEW YORK PREMIUM INCOME (NNF)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

AVERAGE DAILY NET ASSETS               INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
(INCLUDING NET ASSETS                  INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of March 31, 2006, the complex-level fee rate was .1887%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Insured New York Dividend Advantage's (NKO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
MARCH 31,                                         MARCH 31,
--------------------------------------------------------------------------------
2002*                    .30%                          2008                 .25%
2003                     .30                           2009                 .20
2004                     .30                           2010                 .15
2005                     .30                           2011                 .10
2006                     .30                           2012                 .05
2007                     .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Dividend Advantage
(NKO) for any portion of its fees and expenses beyond March 31, 2012.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first eight years of Insured New York Tax-Free Advantage's (NRK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
NOVEMBER 30,                                      NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                    .32%                          2007                 .32%
2003                     .32                           2008                 .24
2004                     .32                           2009                 .16
2005                     .32                           2010                 .08
2006                     .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Tax-Free Advantage
(NRK) for any portion of its fees and expenses beyond November 30, 2010.

6. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 1, 2006, to shareholders of record on April 15, 2006, as follows:

                                                                                      INSURED      INSURED      INSURED
                                              NEW YORK     NEW YORK     NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                            INVESTMENT       SELECT      QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                               QUALITY      QUALITY       INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                                 (NQN)        (NVN)        (NUN)        (NNF)        (NKO)        (NRK)
-----------------------------------------------------------------------------------------------------------------------
Dividend per share                              $.0615       $.0625       $.0630       $.0595       $.0645       $.0585
=======================================================================================================================

Financial
        HIGHLIGHTS (Unaudited)

                    Financial
                           HIGHLIGHTS (Unaudited)

     Selected data for a Common share outstanding throughout each period:
                                                Investment Operations                              Less Distributions
                           ----------------------------------------------------------------  -------------------------------
                                                     Distributions   Distributions
                                                          from Net            from             From Net
                Beginning                               Investment         Capital           Investment    Capital
                   Common                      Net       Income to        Gains to            Income to   Gains to
                    Share         Net     Realized       Preferred       Preferred               Common     Common
                Net Asset  Investment   Unrealized          Share-          Share-               Share-     Share-
                    Value      Income   Gain (Loss)        holders+        holders+   Total     holders    holders     Total
=============================================================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(a)            $15.87       $ .45       $ (.32)          $(.04)          $(.09)    $ --       $(.40)     $(.53)   $ (.93)
2005                16.46         .95         (.19)           (.13)           (.01)     .62        (.94)      (.27)    (1.21)
2004                16.80        1.02          .12            (.05)           (.03)    1.06        (.99)      (.41)    (1.40)
2003                16.92        1.07         (.07)           (.07)           (.01)     .92        (.95)      (.09)    (1.04)
2002                15.67        1.09         1.20            (.10)           (.01)    2.18        (.88)      (.05)     (.93)
2001                14.50        1.12         1.14            (.25)             --     2.01        (.84)        --      (.84)

NEW YORK SELECT
QUALITY (NVN)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(a)             15.87         .47         (.33)           (.08)           (.05)     .01        (.40)      (.27)     (.67)
2005                16.18         .97         (.09)           (.14)           (.01)     .73        (.91)      (.13)    (1.04)
2004                16.28        1.01          .19            (.06)           (.02)    1.12        (.95)      (.27)    (1.22)
2003                16.48        1.05         (.09)           (.07)           (.01)     .88        (.94)      (.14)    (1.08)
2002                15.41        1.09         1.13            (.09)           (.04)    2.09        (.89)      (.13)    (1.02)
2001                14.57        1.15          .81            (.25)             --     1.71        (.87)        --      (.87)

NEW YORK QUALITY
INCOME (NUN)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(a)             15.64         .45         (.32)           (.07)           (.05)     .01        (.40)      (.27)     (.67)
2005                15.90         .93         (.07)           (.14)           (.01)     .71        (.88)      (.09)     (.97)
2004                16.09         .98          .09            (.06)           (.02)     .99        (.92)      (.26)    (1.18)
2003                16.37        1.01         (.11)           (.06)           (.02)     .82        (.91)      (.19)    (1.10)
2002                15.20        1.07         1.10            (.11)             --     2.06        (.88)      (.01)     (.89)
2001                14.44        1.14          .72            (.25)             --     1.61        (.85)        --      (.85)
=============================================================================================================================
                                                                         Total Returns
                                                                     ---------------------
                                                                                   Based
                           Offering                                                   on
                          Costs and        Ending                                 Common
                          Preferred        Common                     Based        Share
                              Share         Share       Ending           on          Net
                       Underwriting     Net Asset       Market       Market        Asset
                          Discounts         Value        Value        Value**      Value**
==========================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(a)                        $ --        $14.94       $14.32         2.20%        (.02)%
2005                             --         15.87        14.94         4.08         3.90
2004                             --         16.46        15.52        10.21         6.61
2003                             --         16.80        15.38         3.63         5.68
2002                             --         16.92        15.86        14.54        14.52
2001                             --         15.67        14.72        12.44        14.12

NEW YORK SELECT
QUALITY (NVN)
------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(a)                          --         15.21        14.67         4.23          .06
2005                             --         15.87        14.74         4.93         4.64
2004                             --         16.18        15.04         6.96         7.27
2003                             --         16.28        15.22         4.57         5.63
2002                             --         16.48        15.62        15.35        14.27
2001                             --         15.41        14.50        10.43        11.99

NEW YORK QUALITY
INCOME (NUN)
------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(a)                          --         14.98        14.58         5.04          .04
2005                             --         15.64        14.53         5.52         4.56
2004                             --         15.90        14.70         6.77         6.41
2003                             --         16.09        14.89         4.37         5.32
2002                             --         16.37        15.35        13.79        14.14
2001                             --         15.20        14.33        12.63        11.39
===========================================================================================
                                                            Ratios/Supplemental Data
                         ---------------------------------------------------------------------------------------------
                                           Before Credit/Reimbursement     After Credit/Reimbursement***
                                         -----------------------------    ------------------------------
                                                        Ratio of Net                      Ratio of Net
                                           Ratio of       Investment        Ratio of        Investment
                              Ending       Expenses        Income to        Expenses         Income to
                                 Net     to Average          Average      to Average           Average
                              Assets     Net Assets       Net Assets      Net Assets        Net Assets
                          Applicable     Applicable       Applicable      Applicable        Applicable      Portfolio
                           to Common      to Common        to Common       to Common         to Common       Turnover
                         Shares (000)        Shares++         Shares++        Shares++          Shares++         Rate
======================================================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(a)                     $264,784           1.20%*           5.90%*          1.18%*            5.92%*           10%
2005                         281,203           1.19             5.88            1.18              5.89             30
2004                         291,660           1.18             6.26            1.18              6.26             11
2003                         297,312           1.19             6.42            1.18              6.42             19
2002                         299,475           1.22             6.90            1.21              6.92              9
2001                         277,380           1.27             7.29            1.24              7.31             21

NEW YORK SELECT
QUALITY (NVN)
----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(a)                      356,375           1.19*            6.03*           1.17*             6.05*            10
2005                         371,935           1.18             6.03            1.18              6.04             17
2004                         379,117           1.19             6.31            1.19              6.32              8
2003                         381,274           1.19             6.49            1.18              6.50             16
2002                         386,011           1.23             7.06            1.22              7.07             15
2001                         360,809           1.28             7.59            1.26              7.61             31

NEW YORK QUALITY
INCOME (NUN)
----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(a)                      360,766           1.20*            5.94*           1.18*             5.96*             9
2005                         376,697           1.19             5.86            1.18              5.86             17
2004                         383,012           1.19             6.21            1.19              6.21             10
2003                         387,439           1.20             6.31            1.19              6.32             14
2002                         394,330           1.24             7.02            1.23              7.03             32
2001                         365,974           1.26             7.62            1.24              7.63             13
======================================================================================================================
                               Preferred Shares at End of Period
                            ---------------------------------------
                              Aggregate    Liquidation
                             Amount and         Market        Asset
                            Outstanding          Value     Coverage
                                   (000)     Per Share    Per Share
===================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
-------------------------------------------------------------------
Year Ended 9/30:
2006(a)                        $144,000        $25,000      $70,969
2005                            144,000         25,000       73,820
2004                            144,000         25,000       75,635
2003                            144,000         25,000       76,617
2002                            144,000         25,000       76,992
2001                            144,000         25,000       73,156

NEW YORK SELECT
QUALITY (NVN)
-------------------------------------------------------------------
Year Ended 9/30:
2006(a)                         193,000         25,000       71,163
2005                            193,000         25,000       73,178
2004                            193,000         25,000       74,108
2003                            193,000         25,000       74,388
2002                            193,000         25,000       75,001
2001                            193,000         25,000       71,737

NEW YORK QUALITY
INCOME (NUN)
-------------------------------------------------------------------
Year Ended 9/30:
2006(a)                         197,000         25,000       70,783
2005                            197,000         25,000       72,804
2004                            197,000         25,000       73,606
2003                            197,000         25,000       74,167
2002                            197,000         25,000       75,042
2001                            197,000         25,000       71,443
===================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended March 31, 2006.

                                 See accompanying notes to financial statements.


                                  70-71 spread

                    Financial HIGHLIGHTS (Unaudited) (continued)

          Selected data for a Common share outstanding throughout each period:
                                                Investment Operations                              Less Distributions
                           ----------------------------------------------------------------  -------------------------------
                                                     Distributions   Distributions
                                                          from Net            from             From Net
                Beginning                               Investment         Capital           Investment    Capital
                   Common                      Net       Income to        Gains to            Income to   Gains to
                    Share         Net     Realized       Preferred       Preferred               Common     Common
                Net Asset  Investment   Unrealized          Share-          Share-               Share-     Share-
                    Value      Income   Gain (Loss)        holders+        holders+   Total     holders    holders     Total
=============================================================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(c)            $15.78       $ .44       $ (.33)          $(.06)          $(.05)    $ --       $(.38)     $(.33)   $ (.71)
2005                16.14         .91         (.08)           (.12)           (.01)     .70        (.88)      (.18)    (1.06)
2004                16.07         .97          .08            (.06)             --      .99        (.92)        --      (.92)
2003                16.17        1.02         (.13)           (.07)             --      .82        (.92)        --      (.92)
2002                15.26        1.06          .83            (.10)             --     1.79        (.88)        --      (.88)
2001                14.24        1.08          .99            (.24)             --     1.83        (.81)        --      (.81)

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(c)             15.67         .48         (.35)           (.08)           (.03)     .02        (.40)      (.19)     (.59)
2005                15.69         .98          .12            (.13)           (.01)     .96        (.86)      (.12)     (.98)
2004                15.44         .98          .35            (.06)           (.01)    1.26        (.89)      (.12)    (1.01)
2003                15.82        1.00        (.32)            (.08)           (.01)     .59        (.89)      (.08)     (.97)
2002(a)             14.33         .41         1.62            (.04)             --     1.99        (.37)        --      (.37)

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(c)             15.00         .45         (.32)           (.09)             --      .04        (.35)      (.03)     (.38)
2005                14.75         .90          .25            (.13)             --     1.02        (.77)        --      (.77)
2004                14.42         .92          .35            (.07)             --     1.20        (.87)        --      (.87)
2003(b)             14.33         .68          .34            (.05)             --      .97        (.65)        --      (.65)
=============================================================================================================================
                                                                             Total Returns
                                                                         ---------------------
                                                                                       Based
                               Offering                                                   on
                              Costs and        Ending                                 Common
                              Preferred        Common                     Based        Share
                                  Share         Share       Ending           on          Net
                           Underwriting     Net Asset       Market       Market        Asset
                              Discounts         Value        Value        Value**      Value**
==============================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
----------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(c)                            $ --        $15.07       $14.32         1.25%         .00%
2005                                 --         15.78        14.86         4.64         4.50
2004                                 --         16.14        15.23         7.14         6.40
2003                                 --         16.07        15.10          .56         5.26
2002                                 --         16.17        15.94        15.88        12.21
2001                                 --         15.26        14.57        15.32        13.11

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
----------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(c)                              --         15.10        15.17         7.45          .13
2005                                 --         15.67        14.68         9.28         6.23
2004                                 --         15.69        14.35         7.55         8.48
2003                                 --         15.44        14.30         (.77)        4.01
2002(a)                            (.13)        15.82        15.39         5.16        13.18

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
----------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(c)                              --         14.66        14.00         2.65          .25
2005                                 --         15.00        14.02         8.65         7.05
2004                                 --         14.75        13.64         5.83         8.58
2003(b)                            (.23)        14.42        13.71        (4.40)        5.29
==============================================================================================
                                                                Ratios/Supplemental Data
                             ---------------------------------------------------------------------------------------------
                                               Before Credit/Reimbursement     After Credit/Reimbursement***
                                             -----------------------------    ------------------------------
                                                            Ratio of Net                      Ratio of Net
                                               Ratio of       Investment        Ratio of        Investment
                                  Ending       Expenses        Income to        Expenses         Income to
                                     Net     to Average          Average      to Average           Average
                                  Assets     Net Assets       Net Assets      Net Assets        Net Assets
                              Applicable     Applicable       Applicable      Applicable        Applicable      Portfolio
                               to Common      to Common        to Common       to Common         to Common       Turnover
                             Shares (000)        Shares++         Shares++        Shares++          Shares++         Rate
==========================================================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(c)                         $125,511           1.21%*           5.71%*          1.19%*            5.73%*           10%
2005                             131,420           1.20             5.71            1.20              5.71             22
2004                             134,434           1.21             6.11            1.20              6.11             16
2003                             133,735           1.21             6.38            1.21              6.38             21
2002                             134,574           1.25             6.92            1.24              6.92             17
2001                             126,648           1.29             7.24            1.28              7.25              8

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(c)                          120,176           1.18*            5.74*            .71*             6.21*             6
2005                             124,669           1.18             5.75             .72              6.21             12
2004                             124,860           1.20             5.91             .74              6.37              9
2003                             122,901           1.20             6.07             .74              6.53             15
2002(a)                          125,893           1.15*            5.07*            .65*             5.57*            29

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2006(c)                           51,509           1.25*            5.60*            .75*             6.10*             3
2005                              52,682           1.25             5.53             .76              6.01              7
2004                              51,818           1.26             5.85             .76              6.35             16
2003(b)                           50,645           1.19*            5.10*            .70*             5.59*             5
==========================================================================================================================
                                   Preferred Shares at End of Period
                                ---------------------------------------
                                  Aggregate    Liquidation
                                 Amount and         Market        Asset
                                Outstanding          Value     Coverage
                                       (000)     Per Share    Per Share
=======================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
----------------------------------------------------------------------
Year Ended 9/30:
2006(c)                             $65,000        $25,000      $73,274
2005                                 65,000         25,000       75,546
2004                                 65,000         25,000       76,705
2003                                 65,000         25,000       76,436
2002                                 65,000         25,000       76,759
2001                                 65,000         25,000       73,711

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
----------------------------------------------------------------------
Year Ended 9/30:
2006(c)                              61,000         25,000       74,253
2005                                 61,000         25,000       76,094
2004                                 61,000         25,000       76,172
2003                                 61,000         25,000       75,369
2002(a)                              61,000         25,000       76,596

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
----------------------------------------------------------------------
Year Ended 9/30:
2006(c)                              27,000         25,000       72,693
2005                                 27,000         25,000       73,780
2004                                 27,000         25,000       72,979
2003(b)                              27,000         25,000       71,894
=======================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 25, 2002 (commencement of operations) through September 30, 2002.
(b) For the period November 21, 2002 (commencement of operations) through September 30, 2003.
(c)  For the six months ended March 31, 2006.

                                 See accompanying notes to financial statements.


                                  72-73 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.





NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.


GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $145 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                   o Share prices
                                   o Fund details
           Learn more              o Daily financial news
about Nuveen Funds at              o Investor education
   WWW.NUVEEN.COM/CEF              o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-B-0306D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Directors implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of directors by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as director at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of directors, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Select Quality Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: June 8, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 8, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 8, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.